As filed with the Securities and Exchange Commission on August 26, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-06317
                                                     ---------


                           THE JUNDT GROWTH FUND, INC.
                           ---------------------------
               (Exact name of registrant as specified in charter)


              301 CARLSON PARKWAY, SUITE 120, MINNETONKA, MN 55305
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 JAMES R. JUNDT
                                 --------------
              301 CARLSON PARKWAY, SUITE 120, MINNETONKA, MN 55305
              ----------------------------------------------------
                     (Name and address of agent for service)


                                 (800) 541-0677
                                 --------------
               Registrant's telephone number, including area code



Date of fiscal year end: 12/31/2005
                         ----------



Date of reporting period:  06/30/2005
                           ----------



ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------

                                     [LOGO]
                                  JUNDT FUNDS
                            GROWTH WITH AN EDGE(SM)

                                     JUNDT
                                  GROWTH FUND

                                     JUNDT
                                 U.S. EMERGING
                                  GROWTH FUND

                                     JUNDT
                                OPPORTUNITY FUND

                                     JUNDT
                               TWENTY-FIVE FUND

                                     JUNDT
                                    MID-CAP
                                  GROWTH FUND



                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2005





                SEARCHING TODAY FOR THE GENIUSES OF TOMORROW(SM)

================================================================================
LETTER TO SHAREHOLDERS
================================================================================

DEAR SHAREHOLDER,

We are pleased to present the midyear report for The Jundt Growth Fund, Inc. and Jundt Funds, Inc., which covers the six-month period ended June 30, 2005. The pages that follow contain important information regarding the performance of each Fund, as well as the Funds' schedules of investments and financial statements.

For the six-month, one-year, five-year and ten-year periods ended June 30, 2005 (or over the life of each Fund if shorter), Class A shares of the Jundt Funds (and Class I shares of Jundt Growth Fund) have captured the following average annual total returns. For your convenience we have also included the total return of each Fund's primary benchmark index and the total return of its peer-group composite of mutual funds.(12)

On July 22, 2005, the Board of Directors of the Jundt Family of Funds voted to liquidate the Jundt Mid-Cap Growth Fund effective August 30, 2005. We are closing the Mid-Cap Growth Fund because of its declining asset base and increasingly high expense ratio. In the interim period between July 25 and August 30, 2005, the Fund is closed to new investments.

THE PERFORMANCE INFORMATION SHOWN IN THIS REPORT REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF YOUR INVESTMENT WILL FLUCTUATE SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION SHOWN. YOU MAY OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END BY CALLING 1-800-370-0612.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING IN ANY OF THE FUNDS. FOR THIS INFORMATION, PLEASE CALL 1-800-370-0612 TO OBTAIN A FREE COPY OF EACH FUND'S PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.


JUNDT GROWTH FUND
The Jundt Growth Fund is a diversified fund that, in normal market conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily medium-sized to larger American growth companies. In normal market conditions, the Fund will invest at least half of its portfolio in securities of companies with annual revenues over $750 million. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes.


AVERAGE ANNUAL TOTAL RETURNS(1)
  FOR THE PERIODS ENDED JUNE 30, 2005:

                                                                       SINCE
                                                                     INCEPTION
                      SIX MONTH         1-YEAR          5-YEAR       12/29/1995
                    -------------   -------------   -------------   -----------
JUNDT GROWTH
 FUND CLASS A(2)         (1.29)%         (1.86)%         (9.75)%        2.70%
Russell 1000
 Growth Index(3)         (1.72)%          1.68%         (10.36)%        6.32%
Lipper Large Cap
 Growth Fund
 Index(4)                (1.28)%          3.82%          (9.99)%        5.59%


                      SIX MONTH         1-YEAR          5-YEAR       10-YEAR*
                    -------------   -------------   -------------   ---------
JUNDT GROWTH
 FUND CLASS I(2)         (1.11)%         (1.53)%         (9.51)%       3.38%
Russell 1000
 Growth Index(3)         (1.72)%          1.68%         (10.36)%       7.40%
Lipper Large Cap
 Growth Fund
 Index(4)                (1.28)%          3.82%          (9.99)%       6.58%

*Total return prior to December 29, 1995 reflects the Fund's performance as a closed-end fund.


JUNDT U.S. EMERGING GROWTH FUND
       Jundt U.S. Emerging Growth Fund is a diversified fund that, in normal market conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily American emerging growth companies with annual revenues less than $750 million. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes.

================================================================================
LETTER TO SHAREHOLDERS (continued)
================================================================================

AVERAGE ANNUAL TOTAL RETURNS(1)
  FOR THE PERIODS ENDED JUNE 30, 2005:

                                                                        SINCE
                                                                      INCEPTION
                       SIX MONTH         1-YEAR          5-YEAR       1/2/1996
                    --------------   -------------   -------------   ----------
JUNDT U.S.
 EMERGING GROWTH
 FUND(2)                 (10.60)%         (1.76)%         (9.37)%       10.44%
Russell 2000
 Growth Index(5)          (3.58)%          4.29%          (4.51)%        4.08%
Lipper Small Cap
 Growth Fund
 Index(6)                 (1.24)%          5.82%          (3.88)%        7.23%


JUNDT OPPORTUNITY FUND
Jundt Opportunity Fund, in normal market conditions, emphasizes a core portfolio of approximately 30 to 50 securities of primarily American growth companies, without regard to their size. The Fund may employ leverage, sell securities short, and buy and sell futures and options contracts in an effort to protect against adverse market price changes and in an attempt to generate additional investment returns.

AVERAGE ANNUAL TOTAL RETURNS(1)
  FOR THE PERIODS ENDED JUNE 30, 2005:

                                                                     SINCE
                                                                   INCEPTION
                       SIX MONTH       1-YEAR         5-YEAR       12/26/1996
                     -------------   ----------   -------------   -----------
JUNDT OPPORTUNITY
 FUND(2)                  (1.57)%        6.56%         (9.99)%        8.49%
Russell 3000
 Growth Index(7)          (1.88)%        1.90%         (9.93)%        4.18%
Lipper Multi Cap
 Growth Fund
 Index(8)                 (1.90)%        4.33%         (8.67)%        5.15%


JUNDT TWENTY-FIVE FUND
Jundt Twenty-Five Fund, in normal market conditions, maintains a more concentrated portfolio of approximately, but not less than, 25 securities of primarily American growth companies, without regard to their size. The Fund may employ leverage, sell securities short, and buy and sell futures and options contracts in an effort to protect against adverse market price changes and in an attempt to generate additional investment returns.

AVERAGE ANNUAL TOTAL RETURNS(1)
  FOR THE PERIODS ENDED JUNE 30, 2005:

                                                                      SINCE
                                                                    INCEPTION
                       SIX MONTH       1-YEAR         5-YEAR        12/31/1997
                     -------------   ----------   --------------   -----------
JUNDT TWENTY-FIVE
 FUND(2)                  (3.81)%        0.88%         (12.19)%        2.97%
Russell 3000
 Growth Index(7)          (1.88)%        1.90%          (9.93)%        1.45%
Lipper Multi Cap
 Growth Fund
 Index(8)                 (1.90)%        4.33%          (8.67)%        2.98%


JUNDT MID-CAP GROWTH FUND
Jundt Mid-Cap Growth Fund, in normal market conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily medium-sized American growth companies. These companies are those with market capitalizations that fall within the same range as the companies in the S&P Mid-Cap 400 Index, which as of March 31, 2005 had market capitalizations ranging from approximately $270 million to approximately $8.6 billion. However, the Fund may also invest in companies with market capitalizations that fall outside this range. The Fund may employ leverage, sell securities short, and buy and sell futures and options contracts in an effort to protect against adverse market price changes and in an attempt to generate additional investment returns.

================================================================================
LETTER TO SHAREHOLDERS (concluded)
================================================================================

AVERAGE ANNUAL TOTAL RETURNS(1,9)
  FOR THE PERIODS ENDED JUNE 30, 2005:

                                                                      SINCE
                                                                    INCEPTION
                      SIX MONTH        1-YEAR          5-YEAR       12/31/1997
                    -------------   ------------   -------------   ------------
JUNDT MID-CAP
 GROWTH FUND(2)         (4.52)%        (2.38)%         (3.98)%        (3.98)%
Russell Midcap
 Growth Index(10)        1.70%         10.86%          (5.23)%        (5.23)%
Lipper Mid-Cap
 Growth Fund
 Index(11)              (0.92)%         7.31%          (7.03)%        (7.03)%


Thank you for investing in the Jundt Funds.

Sincerely,

/s/ James R. Jundt

James R. Jundt
Chairman

(1) Quoted returns assume reinvestment of all distributions. The performance information does not reflect the deduction of taxes that would be paid on Fund distributions or the redemption of Fund shares. Quoted returns for the six-month period ended June 30, 2005 are not annualized.

(2) Quoted performance is for the Fund's Class A shares and, in the case of Jundt Growth Fund only, Class I shares. Each Fund currently issues four share classes, each subject to different sales charges and Rule 12b-1 fees. Class A shares and Jundt Growth Fund Class I shares are subject to a maximum front-end sales charge of 5.75%. The stated returns do not reflect the deduction of any front-end sales charge. If reflected, the front-end sales charge would reduce the stated returns.

(3) The Russell 1000 Growth Index measures performance of the companies within the Russell 1000 Index (the 1,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is not an actual investment and does not reflect the deduction of sales charges and expenses that mutual fund investors bear.

(4) The Lipper Large Cap Growth Fund Index measures the composite performance of the 30 largest "large cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. The Lipper Large Cap Growth Fund Index performance is presented net of the funds' fees and expenses and assumes reinvestment of all distributions. However, applicable sales charges are not taken into consideration.

(5) The Russell 2000 Growth Index measures performance of the companies within the Russell 2000 Growth Index (the 2,000 smallest of the 3,000 largest U.S. companies based on total market capitalization) with relatively higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Growth Index is not an actual investment and does not reflect the deduction of sales charges and expenses that mutual fund investors bear.

(6) The Lipper Small Cap Growth Fund Index measures the composite performance of the 30 largest "small cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. The Lipper Small Cap Growth Fund Index performance is presented net of the funds' fees and expenses and assumes reinvestment of all distributions. However, applicable sales charges are not taken into consideration. The inception date for the Lipper Small Cap Growth Fund Index data is December 29, 1995.

(7) The Russell 3000 Growth Index measures performance of the companies within the Russell 3000 Index (the 3,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Growth Index is not an actual investment and does not reflect the deduction of sales charges and expenses that mutual fund investors bear.

(8) The Lipper Multi Cap Growth Fund Index measures the composite performance of the 30 largest "multi cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. The Lipper Multi Cap Growth Fund Index performance is presented net of the funds' fees and expenses and assumes reinvestment of all distributions. However, applicable sales charges are not taken into consideration.

(9) Investments in initial public offerings (IPOs), during a period favorable for IPO investing, contributed substantially to the quoted performance of the Fund during 2000. Several other factors also contributed to the Fund's higher returns in 2000, including its shorter operating history and smaller asset base. There is no assurance that conditions will exist in the future that will have a similar effect on performance.

(10) The Russell Midcap Growth Index measures performance of the companies within the Russell Midcap Index (the 800 smallest companies in the Russell 1000 Index, which includes the 1,000 largest U.S. companies based on total market capitalization) with relatively higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Growth Index is not an actual investment and does not reflect the deduction of sales charges and expenses that mutual fund investors bear.

(11) The Lipper Mid-Cap Growth Fund Index measures the composite performance of the 30 largest "mid cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. The Lipper Mid-Cap Growth Fund Index performance is presented net of the funds' fees and expenses and assumes reinvestment of all distributions. However, applicable sales charges are not taken into consideration.

(12) Investing in futures and options contracts, among other strategies employed by the Funds, involves additional risks that are described in the Funds' prospectus.

================================================================================
JUNDT GROWTH FUND
================================================================================

THE JUNDT GROWTH FUND IS A DIVERSIFIED FUND THAT, IN NORMAL MARKET conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily medium-sized to larger American growth companies. In normal market conditions, the Fund will invest at least half of its portfolio in securities of companies with annual revenues over $750 million, and at least 65% of its total assets in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so.


COMPOSITION OF THE FUND'S PORTFOLIO AS OF JUNE 30, 2005
(as a percentage of net assets)
--------------------------------------------------------------------------------
                                  [PIE CHART]

            Biotechnology.................................... 12.7%
            Cable............................................  2.4%
            Cellular Services................................  3.3%
            Computer Hardware................................  3.2%
            Computer Services/Software....................... 10.7%
            Consumer.........................................  1.1%
            Discount.........................................  2.4%
            Internet Services................................  7.8%
            Medical Devices..................................  8.4%
            Miscellaneous....................................  5.0%
            National Radio...................................  7.3%
            Oil Drilling, Equipment & Services...............  3.9%
            Pharmaceuticals.................................. 11.8%
            Restaurants......................................  2.6%
            Satellite Television.............................  0.8%
            Specialty........................................  3.4%
            Telecommunications Infrastructure................  2.5%
            Short-term Securities/Other Assets
               in excess of Liabilities...................... 10.7%

================================================================================
                                                               Jundt Growth Fund
SCHEDULE OF INVESTMENTS (unaudited)                                June 30, 2005
================================================================================

COMMON STOCKS

Industry Description and Issue                      Number of Shares               Cost      Market Value (a)
-------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (12.7%)
-------------------------------------------------------------------------------------------------------------
   Amgen Inc. (b)                                              9,500         $  613,150            $  574,370
   Genentech, Inc. (b)                                        11,100            846,543               891,108
   Gilead Sciences, Inc. (b)                                   7,700            265,267               338,723
   ImClone Systems Incorporated (b)                           14,100            598,078               436,677
                                                                             --------------------------------
                                                                              2,323,038             2,240,878
                                                                             --------------------------------
CABLE (2.4%)
-------------------------------------------------------------------------------------------------------------
   Charter Communications, Inc. -- Class A (b)                99,300            117,710               117,174
   Comcast Corporation -- Class A (b)                         10,000            244,748               299,500
                                                                             --------------------------------
                                                                                362,458               416,674
                                                                             --------------------------------
CELLULAR SERVICES (3.3%)
-------------------------------------------------------------------------------------------------------------
   Sprint Corporation                                         23,200            516,918               582,088
                                                                             --------------------------------
                                                                                516,918               582,088
                                                                             --------------------------------
COMPUTER HARDWARE (3.2%)
-------------------------------------------------------------------------------------------------------------
   International Business Machines Corporation                 7,700            588,006               571,340
                                                                             --------------------------------
                                                                                588,006               571,340
                                                                             --------------------------------
COMPUTER SERVICES/SOFTWARE (10.7%)
-------------------------------------------------------------------------------------------------------------
   Immersion Corporation (b)(d)                              120,600            866,555               642,798
   Microsoft Corporation                                      36,200            915,175               899,208
   Wipro Limited ADR (e)                                      16,200            402,496               337,932
                                                                             --------------------------------
                                                                              2,184,226             1,879,938
                                                                             --------------------------------
CONSUMER (1.1%)
-------------------------------------------------------------------------------------------------------------
   Avon Products, Inc.                                         5,300            205,074               200,605
                                                                             --------------------------------
                                                                                205,074               200,605
                                                                             --------------------------------
DISCOUNT (2.4%)
-------------------------------------------------------------------------------------------------------------
   Costco Wholesale Corporation                                  100              4,411                 4,482
   The Home Depot, Inc.                                        1,400             44,550                54,460
   Lowe's Companies, Inc.                                        200              7,421                11,644
   Wal-Mart Stores, Inc.                                       7,400            351,780               356,680
                                                                             --------------------------------
                                                                                408,162               427,266
                                                                             --------------------------------

See accompanying notes to schedule of investments.                             5

================================================================================
                                                               Jundt Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)                    June 30, 2005
================================================================================

COMMON STOCKS (CONTINUED)

Industry Description and Issue                   Number of Shares                Cost        Market Value (a)
-------------------------------------------------------------------------------------------------------------
INTERNET SERVICES (7.8%)
-------------------------------------------------------------------------------------------------------------
   eBay Inc. (b)                                           11,600          $  410,832              $  382,916
   Google Inc. -- Class A (b)                               2,200             637,679                 647,130
   Yahoo! Inc. (b)                                          9,800             355,388                 339,570
                                                                           ----------------------------------
                                                                            1,403,899               1,369,616
                                                                           ----------------------------------
MEDICAL DEVICES (8.4%)
-------------------------------------------------------------------------------------------------------------
   C. R. Bard, Inc.                                           500              26,982                  33,255
   Medtronic, Inc.                                          2,000              96,620                 103,580
   Stryker Corporation                                     10,000             465,504                 475,600
   Varian Medical Systems, Inc. (b)                         3,000             103,766                 111,990
   Zimmer Holdings, Inc. (b)                               10,000             767,135                 761,700
                                                                           ----------------------------------
                                                                            1,460,007               1,486,125
                                                                           ----------------------------------
MISCELLANEOUS (5.0%)
-------------------------------------------------------------------------------------------------------------
   Corning Incorporated (b)                                11,000             181,376                 182,820
   NASDAQ-100 Index Tracking Stock                         15,400             582,195                 566,566
   OM Group, Inc. (b)                                       5,500             196,077                 135,795
                                                                           ----------------------------------
                                                                              959,648                 885,181
                                                                           ----------------------------------
NATIONAL RADIO (7.3%)
-------------------------------------------------------------------------------------------------------------
   XM Satellite Radio Holdings Inc. -- Class A (b)(f)      38,100             905,710               1,282,446
                                                                           ----------------------------------
                                                                              905,710               1,282,446
                                                                           ----------------------------------
OIL DRILLING, EQUIPMENT & SERVICES (3.9%)
-------------------------------------------------------------------------------------------------------------
   GlobalSantaFe Corporation (e)                            2,600              96,029                 106,080
   Nabors Industries, Ltd. (b)(e)                           1,700              97,045                 103,054
   Noble Corporation (e)                                      100               5,359                   6,151
   Schlumberger Limited (e)                                 5,300             393,001                 402,482
   Transocean Inc. (b)(e)                                   1,400              52,518                  75,558
                                                                           ----------------------------------
                                                                              643,952                 693,325
                                                                           ----------------------------------

See accompanying notes to schedule of investments.                             6

================================================================================
                                                               Jundt Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)                    June 30, 2005
================================================================================

COMMON STOCKS (CONCLUDED)

Industry Description and Issue                  Number of Shares                 Cost        Market Value (a)
-------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS (11.8%)
-------------------------------------------------------------------------------------------------------------
   Cephalon, Inc. (b)                                      1,500          $    84,261             $    59,715
   Eli Lilly and Company                                     100                5,328                   5,571
   Sanofi-Aventis ADR (e)                                  4,400              164,194                 180,356
   Schering-Plough Corporation                            44,200              883,825                 842,452
   Sepracor Inc. (b)                                      16,400              752,865                 984,164
   Wyeth                                                     100                4,261                   4,450
                                                                          -----------------------------------
                                                                            1,894,734               2,076,708
                                                                          -----------------------------------
RESTAURANTS (2.6%)
-------------------------------------------------------------------------------------------------------------
   The Cheesecake Factory Incorporated (b)                13,200              444,496                 458,436
                                                                          -----------------------------------
                                                                              444,496                 458,436
                                                                          -----------------------------------
SATELLITE TELEVISION (0.8%)
-------------------------------------------------------------------------------------------------------------
   EchoStar Communications Corporation -- Class A (b)      4,700              150,390                 141,705
                                                                          -----------------------------------
                                                                              150,390                 141,705
                                                                          -----------------------------------
SPECIALTY (3.4%)
-------------------------------------------------------------------------------------------------------------
   Bed Bath & Beyond Inc. (b)                             10,000               85,875                 417,800
   Coach, Inc. (b)                                           200                4,212                   6,714
   Starbucks Corporation (b)                               3,400              170,512                 175,644
                                                                          -----------------------------------
                                                                              260,599                 600,158
                                                                          -----------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (2.5%)
-------------------------------------------------------------------------------------------------------------
   NeuStar, Inc. -- Class A (b)                           17,200              439,359                 440,320
                                                                          -----------------------------------
                                                                              439,359                 440,320
                                                                          -----------------------------------
TOTAL COMMON STOCKS (89.3%)                                                15,150,676              15,752,809
                                                                          ===================================

See accompanying notes to schedule of investments.                             7

================================================================================
                                                               Jundt Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (concluded)                    June 30, 2005
================================================================================

SHORT-TERM SECURITIES

Industry Description and Issue                           Principal Amount                     Cost      Market Value (a)
------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (2.8%)
------------------------------------------------------------------------------------------------------------------------
   Repurchase agreement with U.S. Bank, N.A. 2.1000%
    acquired on 6/30/05 and due 7/1/05 with proceeds of
    $500,000 collateralized by $698,000 FNCI, 4.50%,
    due 7/1/2018, value including accrued interest,
    $510,636.                                                    $500,000             $     500,000          $   500,000
                                                                                      ----------------------------------
TOTAL SHORT-TERM SECURITIES (2.8%)                                                          500,000              500,000
                                                                                      ==================================
   Total investments in securities (92.1%)                                            $  15,650,676(c)        16,252,809
                                                                                      =============
   Other assets in excess of liabilities (7.9%)                                                                1,389,813
                                                                                                             -----------
NET ASSETS (100.0%)                                                                                          $17,642,622
                                                                                                             ===========

Notes to Schedule of Investments:
     Percentage of investments as shown is the ratio of the total market value to total net assets.

     (a) Securities are valued by procedures described in the financial statements.

     (b)  Presently non-income producing.

     (c) Cost for federal income tax purposes at June 30, 2005, was $15,650,676. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

          ---------------------------------------------
          Gross unrealized appreciation      $1,352,457
          Gross unrealized depreciation        (750,324)
                                             ----------
          Net unrealized appreciation        $  602,133
          ---------------------------------------------

     (d) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the Jundt Growth Fund, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2005. The activity for investments in Common Stocks of Affiliates is as follows:

                                     BEGINNING   PURCHASE   SALES     ENDING       ENDING      DIVIDEND   NET REALIZED
          DESCRIPTION                   COST       COST      COST      COST     MARKET VALUE    INCOME    GAINS/LOSSES
          ------------------------------------------------------------------------------------------------------------
          Immersion Corporation         $--      $866,555    $--    $866,555      $642,798        $--         $--
          ------------------------------------------------------------------------------------------------------------
          Total                         $--      $866,555    $--    $866,555      $642,798        $--         $--
          ============================================================================================================

     (e) Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

          ADR -- American Depository Receipt

     (f) Securities partially on deposit, with a market value of $168,300, held in a margin account as collateral for short sales and options as of June 30, 2005.


See accompanying notes to schedule of investments and financial statements.    8

================================================================================
PERFORMANCE DATA: JUNDT U.S. EMERGING GROWTH FUND
================================================================================

THE JUNDT U.S. EMERGING GROWTH FUND IS A DIVERSIFIED FUND THAT, IN NORMAL market conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily American emerging growth companies with annual revenues less than $750 million. In normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of such companies. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so.


COMPOSITION OF THE FUND'S PORTFOLIO AS OF JUNE 30, 2005
(as a percentage of net assets)
--------------------------------------------------------------------------------
                                  [PIE CHART]

            Biotechnology....................................  9.8%
            Cable............................................  2.1%
            Computer Services/Software....................... 13.4%
            Energy...........................................  2.0%
            Internet Services................................  4.1%
            Medical Devices..................................  8.8%
            Miscellaneous....................................  9.2%
            National Radio................................... 17.4%
            Pharmaceuticals..................................  8.4%
            Radio............................................  8.0%
            Restaurants......................................  5.3%
            Specialty........................................  1.6%
            Telecommunications Infrastructure................  1.7%
            Wireless.........................................  2.2%
            Short-term Securities/Other Assets
               in excess of Liabilities......................  6.0%

================================================================================
                                                 Jundt U.S. Emerging Growth Fund
SCHEDULE OF INVESTMENTS (unaudited)                                June 30, 2005
================================================================================

COMMON STOCKS

Industry Description and Issue                             Number of Shares           Cost        Market Value (a)
------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (9.8%)
------------------------------------------------------------------------------------------------------------------
   EntreMed, Inc. (b)                                           209,700         $  642,483              $  484,407
   Exelixis, Inc. (b)                                           114,000            824,378                 847,020
   Momenta Pharmaceuticals Inc. (b)                              12,500            213,072                 247,125
   Telik, Inc. (b)                                               24,900            529,722                 404,874
   Vion Pharmaceuticals, Inc. (b)                                30,000             85,336                  65,100
                                                                                ----------------------------------
                                                                                 2,294,991               2,048,526
                                                                                ----------------------------------
CABLE (2.1%)
------------------------------------------------------------------------------------------------------------------
   Charter Communications, Inc. -- Class A (b)                   71,500            122,436                  84,370
   Mediacom Communications Corporation -- Class A (b)            52,200            283,066                 358,614
                                                                                ----------------------------------
                                                                                   405,502                 442,984
                                                                                ----------------------------------
COMPUTER SERVICES/SOFTWARE (13.4%)
------------------------------------------------------------------------------------------------------------------
   Immersion Corporation (b)(d)                                 371,100          4,283,769               1,977,963
   Kintera Inc. (b)                                              50,500            233,501                 172,205
   Red Hat, Inc. (b)                                             50,800            618,751                 665,480
                                                                                ----------------------------------
                                                                                 5,136,021               2,815,648
                                                                                ----------------------------------
ENERGY (2.0%)
------------------------------------------------------------------------------------------------------------------
   ATP Oil & Gas Corporation (b)                                  1,000             22,150                  23,400
   Spinnaker Exploration Company (b)                             11,000            358,698                 390,390
                                                                                ----------------------------------
                                                                                   380,848                 413,790
                                                                                ----------------------------------
INTERNET SERVICES (4.1%)
------------------------------------------------------------------------------------------------------------------
   Audible, Inc. (b)                                             25,600            465,000                 444,672
   Overstock.com, Inc. (b)                                       11,800            542,416                 420,080
                                                                                ----------------------------------
                                                                                 1,007,416                 864,752
                                                                                ----------------------------------
MEDICAL DEVICES (8.8%)
------------------------------------------------------------------------------------------------------------------
   Advanced Neuromodulation Systems, Inc. (b)                     8,000            244,710                 317,440
   Align Technology, Inc. (b)                                    84,500          1,108,413                 622,765
   Diomed Holdings, Inc. (b)                                    192,500            754,952                 550,550
   IntraLase Corp. (b)                                           17,900            360,784                 351,198
                                                                                ----------------------------------
                                                                                 2,468,859               1,841,953
                                                                                ----------------------------------

See accompanying notes to schedule of investments.                            10

================================================================================
                                                 Jundt U.S. Emerging Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)                    June 30, 2005
================================================================================

COMMON STOCKS (CONTINUED)

Industry Description and Issue                           Number of Shares           Cost        Market Value (a)
----------------------------------------------------------------------------------------------------------------
MISCELLANEOUS (9.2%)
----------------------------------------------------------------------------------------------------------------
   BEI Technologies, Inc.                                      28,600         $  878,908              $  763,048
   Global Payments Inc.                                         4,400            260,922                 298,320
   NASDAQ-100 Index Tracking Stock                             18,000            680,571                 662,220
   Zebra Technologies Corporation -- Class A (b)                5,000            254,831                 218,950
                                                                              ----------------------------------
                                                                               2,075,232               1,942,538
                                                                              ----------------------------------
NATIONAL RADIO (17.4%)
----------------------------------------------------------------------------------------------------------------
   XM Satellite Radio Holdings Inc. -- Class A (b)(f)         108,500            354,056               3,652,110
                                                                              ----------------------------------
                                                                                 354,056               3,652,110
                                                                              ----------------------------------
PHARMACEUTICALS (8.4%)
----------------------------------------------------------------------------------------------------------------
   Amylin Pharmaceuticals, Inc. (b)                            19,300            415,662                 403,949
   Angiotech Pharmaceuticals, Inc. (b)(e)                      14,800            249,642                 205,128
   Sepracor Inc. (b)                                           19,400            909,971               1,164,194
                                                                              ----------------------------------
                                                                               1,575,275               1,773,271
                                                                              ----------------------------------
RADIO (8.0%)
----------------------------------------------------------------------------------------------------------------
   Entravision Communications Corporation -- Class A (b)      102,000            624,992                 794,580
   Spanish Broadcasting System, Inc. -- Class A (b)            88,000            709,119                 879,120
                                                                              ----------------------------------
                                                                               1,334,111               1,673,700
                                                                              ----------------------------------
RESTAURANTS (5.3%)
----------------------------------------------------------------------------------------------------------------
   The Cheesecake Factory Incorporated (b)                     16,550            551,902                 574,781
   Famous Dave's of America, Inc. (b)                          53,100            532,807                 524,097
   Red Robin Gourmet Burgers Inc. (b)                             100              2,468                   6,198
                                                                              ----------------------------------
                                                                               1,087,177               1,105,076
                                                                              ----------------------------------
SPECIALTY (1.6%)
----------------------------------------------------------------------------------------------------------------
   Blue Nile, Inc. (b)                                         10,600            326,060                 346,514
                                                                              ----------------------------------
                                                                                 326,060                 346,514
                                                                              ----------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (1.7%)
----------------------------------------------------------------------------------------------------------------
   j2 Global Communications, Inc. (b)                           4,500            146,698                 154,980
   Net2Phone, Inc. (b)                                        110,000            695,800                 199,100
                                                                              ----------------------------------
                                                                                 842,498                 354,080
                                                                              ----------------------------------

See accompanying notes to schedule of investments.                            11

================================================================================
                                                 Jundt U.S. Emerging Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)                    June 30, 2005
================================================================================

COMMON STOCKS (CONCLUDED)

Industry Description and Issue                              Number of Shares                Cost        Market Value (a)
------------------------------------------------------------------------------------------------------------------------
WIRELESS (2.2%)
------------------------------------------------------------------------------------------------------------------------
   At Road, Inc. (b)                                                  28,500         $   294,959             $    75,810
   SINA Corp (b)(e)                                                    4,700             127,208                 131,130
   Zi Corporation (b)(e)                                             109,400             586,545                 245,056
                                                                                     -----------------------------------
                                                                                       1,008,712                 451,996
                                                                                     -----------------------------------
TOTAL COMMON STOCKS (94.0%)                                                           20,296,758              19,726,938
                                                                                     ===================================

SHORT-TERM SECURITIES

Industry Description and Issue                              Principal Amount                   Cost     Market Value (a)
------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (3.6%)
------------------------------------------------------------------------------------------------------------------------
   Repurchase agreement with U.S. Bank, N.A. 2.1000%
    acquired on 6/30/05 and due 7/1/05 with proceeds of
    $750,000 collateralized by $942,000 FGCI, 4.00%,
    due 8/1/2018, value including accrued interest,
    $765,418.                                                       $750,000          $     750,000          $   750,000
                                                                                      ----------------------------------
TOTAL SHORT-TERM SECURITIES (3.6%)                                                          750,000              750,000
                                                                                      ==================================
   Total investments in securities (97.6%)                                            $  21,046,758(c)        20,476,938
                                                                                      =============
   Other assets in excess of liabilities (2.4%)                                                                  512,245
                                                                                                             -----------
NET ASSETS (100.0%)                                                                                          $20,989,183
                                                                                                             ===========

Notes to Schedule of Investments:
     Percentage of investments as shown is the ratio of the total market value to total net assets.

     (a) Securities are valued by procedures described in the financial statements.

     (b)  Presently non-income producing.

     (c) Cost for federal income tax purposes at June 30, 2005, was $21,046,758. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

          -----------------------------------------------
          Gross unrealized appreciation      $  4,822,489
          Gross unrealized depreciation        (5,392,309)
                                             ------------
          Net unrealized depreciation        $   (569,820)
          -----------------------------------------------


See accompanying notes to schedule of investments and financial statements.   12

================================================================================
                                                 Jundt U.S. Emerging Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (concluded)                    June 30, 2005
================================================================================

     (d) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the Jundt U.S. Emerging Growth Fund, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2005. The activity for investments in Common Stocks of Affiliates is as follows:

                                          BEGINNING    PURCHASE   SALES      ENDING        ENDING      DIVIDEND   NET REALIZED
              DESCRIPTION                    COST        COST      COST       COST      MARKET VALUE    INCOME    GAINS/LOSSES
              ----------------------------------------------------------------------------------------------------------------
              Immersion Corporation      $4,283,769       $--      $--    $4,283,769     $1,977,963       $--         $--
              ----------------------------------------------------------------------------------------------------------------
              Total                      $4,283,769       $--      $--    $4,283,769     $1,977,963       $--         $--
              ================================================================================================================

     (e) Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

          ADR -- American Depository Receipt

     (f) Securities partially on deposit, with a market value of $168,300, held in a margin account as collateral for short sales and options as of June 30, 2005.


See accompanying notes to financial statements.                               13

================================================================================
JUNDT OPPORTUNITY FUND
================================================================================

THE JUNDT OPPORTUNITY FUND IS A NON-DIVERSIFIED FUND THAT EMPLOYS AN AGGRESSIVE yet flexible investment program. In normal market conditions, the Fund emphasizes a core portfolio of approximately 30 to 50 securities of primarily American growth companies, without regard to their size. In normal market conditions, at least 65% of the Fund's total assets must be invested in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.


COMPOSITION OF THE FUND'S PORTFOLIO AS OF JUNE 30, 2005
(as a percentage of net assets)
--------------------------------------------------------------------------------
                                  [PIE CHART]

            Biotechnology.................................... 16.7%
            Cable............................................  3.8%
            Computer Hardware................................  3.4%
            Computer Services/Software....................... 14.4%
            Discount.........................................  2.1%
            Internet Services................................  8.0%
            Medical Devices..................................  8.9%
            Miscellaneous....................................  6.3%
            National Radio................................... 19.4%
            Oil Drilling, Equipment & Services...............  4.1%
            Pharmaceuticals.................................. 12.1%
            Specialty........................................  1.2%
            Telecommunications Infrastructure................  2.5%

            Liabilities in excess of Other Assets ........... -2.9%

================================================================================
                                                          Jundt Opportunity Fund
SCHEDULE OF INVESTMENTS (unaudited)                                June 30, 2005
================================================================================

COMMON STOCKS

Industry Description and Issue                             Number of Shares           Cost   Market Value (a)
-------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (16.7%)
-------------------------------------------------------------------------------------------------------------
   Amgen Inc. (b)                                                17,800         $1,148,998         $1,076,188
   Exelixis, Inc. (b)                                           180,000          1,433,153          1,337,400
   Genentech, Inc. (b)                                           19,500          1,486,638          1,565,460
   Telik, Inc. (b)                                               55,000            963,086            894,300
                                                                                -----------------------------
                                                                                 5,031,875          4,873,348
                                                                                -----------------------------
CABLE (3.8%)
-------------------------------------------------------------------------------------------------------------
   Charter Communications, Inc. -- Class A (b)                  183,700            278,388            216,766
   Comcast Corporation -- Class A (b)                            18,900            554,133            566,055
   Mediacom Communications Corporation -- Class A (b)            45,800            239,112            314,646
                                                                                -----------------------------
                                                                                 1,071,633          1,097,467
                                                                                -----------------------------
COMPUTER HARDWARE (3.4%)
-------------------------------------------------------------------------------------------------------------
   International Business Machines Corporation                   13,500          1,030,927          1,001,700
                                                                                -----------------------------
                                                                                 1,030,927          1,001,700
                                                                                -----------------------------
COMPUTER SERVICES/SOFTWARE (14.4%)
-------------------------------------------------------------------------------------------------------------
   Immersion Corporation (b)(d)                                 499,100          5,794,469          2,660,203
   Microsoft Corporation                                         61,400          1,553,057          1,525,176
                                                                                -----------------------------
                                                                                 7,347,526          4,185,379
                                                                                -----------------------------
DISCOUNT (2.1%)
-------------------------------------------------------------------------------------------------------------
   Wal-Mart Stores, Inc.                                         12,800            608,370            616,960
                                                                                -----------------------------
                                                                                   608,370            616,960
                                                                                -----------------------------
INTERNET SERVICES (8.0%)
-------------------------------------------------------------------------------------------------------------
   eBay Inc. (b)                                                 19,600            690,328            646,996
   F5 Networks, Inc. (b)                                          1,000             42,901             47,235
   Google Inc. -- Class A (b)                                     3,600          1,043,475          1,058,940
   Yahoo! Inc. (b)                                               16,600            601,980            575,190
                                                                                -----------------------------
                                                                                 2,378,684          2,328,361
                                                                                -----------------------------
MEDICAL DEVICES (8.9%)
-------------------------------------------------------------------------------------------------------------
   Medtronic, Inc.                                                4,000            194,144            207,160
   Stryker Corporation                                           17,100            782,005            813,276
   Varian Medical Systems, Inc. (b)                               5,600            193,690            209,048
   Zimmer Holdings, Inc. (b)                                     17,700          1,357,770          1,348,209
                                                                                -----------------------------
                                                                                 2,527,609          2,577,693
                                                                                -----------------------------

See accompanying notes to schedule of investments.                            15

================================================================================
                                                          Jundt Opportunity Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)                    June 30, 2005
================================================================================

COMMON STOCKS (CONTINUED)

Industry Description and Issue                        Number of Shares           Cost      Market Value (a)
-----------------------------------------------------------------------------------------------------------
MISCELLANEOUS (6.3%)
-----------------------------------------------------------------------------------------------------------
   Corning Incorporated (b)                                 18,700         $  308,339            $  310,794
   NASDAQ-100 Index Tracking Stock                          26,000            983,111               956,540
   OM Group, Inc. (b)                                        9,900            352,921               244,431
   Zebra Technologies Corporation -- Class A (b)             7,400            329,104               324,046
                                                                           --------------------------------
                                                                            1,973,475             1,835,811
                                                                           --------------------------------
NATIONAL RADIO (19.4%)
-----------------------------------------------------------------------------------------------------------
   XM Satellite Radio Holdings Inc. -- Class A (b)(f)      167,800            991,378             5,648,148
                                                                           --------------------------------
                                                                              991,378             5,648,148
                                                                           --------------------------------
OIL DRILLING, EQUIPMENT & SERVICES (4.1%)
-----------------------------------------------------------------------------------------------------------
   GlobalSantaFe Corporation (e)                             4,500            166,203               183,600
   Nabors Industries, Ltd. (b)(e)                            3,100            177,634               187,922
   Noble Corporation (e)                                       100              5,359                 6,151
   Schlumberger Limited (e)                                  8,800            652,858               668,272
   Transocean Inc. (b)(e)                                    2,600             97,532               140,322
                                                                           --------------------------------
                                                                            1,099,586             1,186,267
                                                                           --------------------------------
PHARMACEUTICALS (12.1%)
-----------------------------------------------------------------------------------------------------------
   Cephalon, Inc. (b)                                        2,800            146,108               111,468
   Eli Lilly and Company                                       100              5,328                 5,571
   Sanofi-Aventis ADR (e)                                    7,500            279,473               307,425
   Schering-Plough Corporation                              75,000          1,501,400             1,429,500
   Sepracor Inc. (b)                                        27,900          1,321,161             1,674,279
                                                                           --------------------------------
                                                                            3,253,470             3,528,243
                                                                           --------------------------------
SPECIALTY (1.2%)
-----------------------------------------------------------------------------------------------------------
   Starbucks Corporation (b)                                 6,500            325,342               335,790
                                                                           --------------------------------
                                                                              325,342               335,790
                                                                           --------------------------------

See accompanying notes to schedule of investments.                            16

================================================================================
                                                          Jundt Opportunity Fund
SCHEDULE OF INVESTMENTS (unaudited) (concluded)                    June 30, 2005
================================================================================

COMMON STOCKS (CONCLUDED)

Industry Description and Issue                         Number of Shares               Cost         Market Value (a)
-------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (2.5%)
-------------------------------------------------------------------------------------------------------------------
   NeuStar, Inc. -- Class A (b)                             28,700           $     733,117              $   734,720
                                                                             --------------------------------------
                                                                                   733,117                  734,720
                                                                             --------------------------------------
TOTAL COMMON STOCKS (102.9%)                                                    28,372,992               29,949,887
                                                                             ======================================
   Total investments in securities (102.9%)                                  $  28,372,992(c)            29,949,887
                                                                             =============
   Liabilities in excess of other assets (-2.9%)                                                           (846,541)
                                                                                                        -----------
NET ASSETS (100.0%)                                                                                     $29,103,346
                                                                                                        ===========

Notes to Schedule of Investments:
     Percentage of investments as shown is the ratio of the total market value to total net assets.

     (a) Securities are valued by procedures described in the financial statements.

     (b)  Presently non-income producing.

     (c) Cost for federal income tax purposes at June 30, 2005, was $28,372,992. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

          -----------------------------------------------
          Gross unrealized appreciation      $  5,824,617
          Gross unrealized depreciation        (4,247,722)
                                             ------------
          Net unrealized appreciation        $  1,576,895
          -----------------------------------------------

     (d) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the Jundt Opportunity Fund, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2005. The activity for investments in Common Stocks of Affiliates is as follows:

                                          BEGINNING    PURCHASE   SALES      ENDING        ENDING      DIVIDEND   NET REALIZED
              DESCRIPTION                    COST        COST      COST       COST      MARKET VALUE    INCOME    GAINS/LOSSES
              ----------------------------------------------------------------------------------------------------------------
              Immersion Corporation      $5,794,469       $--      $--    $5,794,469     $2,660,203       $--         $--
              ----------------------------------------------------------------------------------------------------------------
              Total                      $5,794,469       $--      $--    $5,794,469     $2,660,203       $--         $--
              ================================================================================================================

     (e) Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

          ADR -- American Depository Receipt

     (f) Securities partially on deposit, with a market value of $1,985,940, held in a margin account as collateral for short sales and options as of June 30, 2005.


See accompanying notes to schedule of investments and financial statements.   17

================================================================================
JUNDT TWENTY-FIVE FUND
================================================================================

THE JUNDT TWENTY-FIVE FUND IS A NON-DIVERSIFIED FUND THAT, IN NORMAL MARKET conditions, maintains a more concentrated portfolio of approximately, but not less than, 25 securities of primarily American growth companies, without regard to their size. In normal market conditions, at least 65% of the Fund's total assets must be invested in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

COMPOSITION OF THE FUND'S PORTFOLIO AS OF JUNE 30, 2005
(as a percentage of net assets)
--------------------------------------------------------------------------------
                                  [PIE CHART]

            Biotechnology.................................... 16.0%
            Cable............................................  0.7%
            Computer Services/Software....................... 17.5%
            Internet Services................................  7.6%
            Medical Devices..................................  5.4%
            Miscellaneous....................................  5.3%
            National Radio................................... 18.3%
            Oil Drilling, Equipment & Services...............  4.4%
            Pharmaceuticals..................................  9.8%
            Specialty........................................  1.0%
            Telecommunications Infrastructure................  2.5%
            Short-term Securities/Other Assets
               in excess of Liabilities...................... 11.5%

================================================================================
                                                          Jundt Twenty-Five Fund
SCHEDULE OF INVESTMENTS (unaudited)                                June 30, 2005
================================================================================

COMMON STOCKS

Industry Description and Issue                        Number of Shares           Cost        Market Value (a)
-------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (16.0%)
-------------------------------------------------------------------------------------------------------------
   Amgen Inc. (b)                                            4,000         $  258,235              $  241,840
   Genentech, Inc. (b)                                       4,400            335,074                 353,232
   Gilead Sciences, Inc. (b)                                 7,200            249,310                 316,728
   ImClone Systems Incorporated (b)                          5,800            211,316                 179,626
                                                                           ----------------------------------
                                                                            1,053,935               1,091,426
                                                                           ----------------------------------
CABLE (0.7%)
-------------------------------------------------------------------------------------------------------------
   Charter Communications, Inc. -- Class A (b)              40,000             45,843                  47,200
                                                                           ----------------------------------
                                                                               45,843                  47,200
                                                                           ----------------------------------
COMPUTER SERVICES/SOFTWARE (17.5%)
-------------------------------------------------------------------------------------------------------------
   Immersion Corporation (b)(d)                            116,600          2,440,561                 621,478
   Microsoft Corporation                                    14,200            372,586                 352,728
   Red Hat, Inc. (b)                                        16,800            213,956                 220,080
                                                                           ----------------------------------
                                                                            3,027,103               1,194,286
                                                                           ----------------------------------
INTERNET SERVICES (7.6%)
-------------------------------------------------------------------------------------------------------------
   eBay Inc. (b)                                             4,600            162,913                 151,846
   Google Inc. -- Class A (b)                                  800            231,883                 235,320
   Yahoo! Inc. (b)                                           3,800            137,798                 131,670
                                                                           ----------------------------------
                                                                              532,594                 518,836
                                                                           ----------------------------------
MEDICAL DEVICES (5.4%)
-------------------------------------------------------------------------------------------------------------
   Diomed Holdings, Inc. (b)                                62,800            256,711                 179,608
   Stryker Corporation                                       4,000            183,069                 190,240
                                                                           ----------------------------------
                                                                              439,780                 369,848
                                                                           ----------------------------------
MISCELLANEOUS (5.3%)
-------------------------------------------------------------------------------------------------------------
   Corning Incorporated (b)                                  4,300             70,901                  71,466
   NASDAQ-100 Index Tracking Stock                           5,900            222,962                 217,061
   Zebra Technologies Corporation -- Class A (b)             1,600             76,459                  70,064
                                                                           ----------------------------------
                                                                              370,322                 358,591
                                                                           ----------------------------------
NATIONAL RADIO (18.3%)
-------------------------------------------------------------------------------------------------------------
   XM Satellite Radio Holdings Inc. -- Class A (b)(f)       36,980            434,761               1,244,747
                                                                           ----------------------------------
                                                                              434,761               1,244,747
                                                                           ----------------------------------

See accompanying notes to schedule of investments.                            19

================================================================================
                                                          Jundt Twenty-Five Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)                    June 30, 2005
================================================================================

COMMON STOCKS (CONCLUDED)

Industry Description and Issue         Number of Shares           Cost        Market Value (a)
----------------------------------------------------------------------------------------------
OIL DRILLING, EQUIPMENT & SERVICES (4.4%)
----------------------------------------------------------------------------------------------
   GlobalSantaFe Corporation (e)             1,100          $   40,627              $   44,880
   Nabors Industries, Ltd. (b)(e)              600              34,480                  36,372
   Noble Corporation (e)                       600              32,230                  36,906
   Schlumberger Limited (e)                  2,000             147,972                 151,880
   Transocean Inc. (b)(e)                      600              22,508                  32,382
                                                            ----------------------------------
                                                               277,817                 302,420
                                                            ----------------------------------
PHARMACEUTICALS (9.8%)
----------------------------------------------------------------------------------------------
   Sanofi-Aventis ADR (e)                    1,700              63,343                  69,683
   Schering-Plough Corporation              17,300             346,092                 329,738
   Sepracor Inc. (b)                         4,500             224,405                 270,045
                                                            ----------------------------------
                                                               633,840                 669,466
                                                            ----------------------------------
SPECIALTY (1.0%)
----------------------------------------------------------------------------------------------
   Starbucks Corporation (b)                 1,300              65,736                  67,158
                                                            ----------------------------------
                                                                65,736                  67,158
                                                            ----------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (2.5%)
----------------------------------------------------------------------------------------------
   NeuStar, Inc. -- Class A (b)              6,700             171,104                 171,520
                                                            ----------------------------------
                                                               171,104                 171,520
                                                            ----------------------------------
TOTAL COMMON STOCKS (88.5%)                                  7,052,835               6,035,498
                                                            ==================================

See accompanying notes to schedule of investments.                            20

================================================================================
                                                          Jundt Twenty-Five Fund
SCHEDULE OF INVESTMENTS (unaudited) (concluded)                    June 30, 2005
================================================================================

SHORT-TERM SECURITIES

Industry Description and Issue                         Principal Amount                        Cost         Market Value (a)
----------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (3.7%)
----------------------------------------------------------------------------------------------------------------------------
   Repurchase agreement with U.S. Bank, N.A. 2.1000%
    acquired on 6/30/05 and due 7/1/05 with proceeds of
    $250,000 collateralized by $314,000 FGCI, 4.00%,
    due 8/1/2018, value including accrued interest,
    $255,139.                                                 $250,000                $     250,000               $  250,000
                                                                                      --------------------------------------
TOTAL SHORT-TERM SECURITIES (3.7%)                                                          250,000                  250,000
                                                                                      ======================================
   Total Investments in securities (92.2%)                                            $   7,302,835(c)             6,285,498
                                                                                      =============
   Other assets in excess of liabilities (7.8%)                                                                      530,637
                                                                                                                  ----------
NET ASSETS (100.0%)                                                                                               $6,816,135
                                                                                                                  ==========

Notes to Schedule of Investments:
     Percentage of investments as shown is the ratio of the total market value to total net assets.

     (a) Securities are valued by procedures described in the financial statements.

     (b)  Presently non-income producing.

     (c) Cost for federal income tax purposes at June 30, 2005, was $7,302,835. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

          -----------------------------------------------
          Gross unrealized appreciation      $  1,003,877
          Gross unrealized depreciation        (2,021,214)
                                             ------------
          Net unrealized depreciation        $ (1,017,337)
          -----------------------------------------------

     (d) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the Jundt Twenty-Five Fund, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2005. The activity for investments in Common Stocks of Affiliates is as follows:

                                          BEGINNING    PURCHASE   SALES      ENDING        ENDING      DIVIDEND   NET REALIZED
              DESCRIPTION                    COST        COST      COST       COST      MARKET VALUE    INCOME    GAINS/LOSSES
              ----------------------------------------------------------------------------------------------------------------
              Immersion Corporation      $2,440,561       $--      $--    $2,440,561      $621,478        $--         $--
              ----------------------------------------------------------------------------------------------------------------
              Total                      $2,440,561       $--      $--    $2,440,561      $621,478        $--         $--
              ================================================================================================================

     (e) Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

          ADR -- American Depository Receipt

     (f) Securities partially on deposit, with a market value of $168,300, held in a margin account as collateral for short sales and options as of June 30, 2005.


See accompanying notes to schedule of investments and financial statements.   21

================================================================================
JUNDT MID-CAP GROWTH FUND
================================================================================

THE JUNDT MID-CAP GROWTH FUND IS A NON-DIVERSIFIED FUND THAT, IN NORMAL market conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily medium-sized American growth companies. These companies are those with market capitalizations that fall within the same range as the companies in the S&P Mid-Cap 400 Index. In normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of such companies. However, the Fund may also invest in companies with market capitalizations that fall outside this range. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns. On July 22, 2005, the Board of Jundt Funds, Inc. approved the liquidation of the Fund, effective August 30, 2005. Shares of the Fund are no longer available for purchase.

COMPOSITION OF THE FUND'S PORTFOLIO AS OF JUNE 30, 2005
(as a percentage of net assets)
--------------------------------------------------------------------------------
                                  [PIE CHART]

            Biotechnology....................................  8.1%
            Cable............................................  0.7%
            Computer Services/Software.......................  5.1%
            Energy...........................................  1.2%
            Internet Services................................  2.2%
            Medical Devices..................................  7.2%
            Miscellaneous.................................... 10.7%
            National Radio................................... 20.2%
            Oil Drilling, Equipment & Services...............  1.6%
            Pharmaceuticals.................................. 12.8%
            Radio............................................ 10.0%
            Restaurants......................................  8.7%
            Semiconductor....................................  1.4%
            Specialty........................................  1.8%
            Telecommunications Infrastructure................  4.8%
            Other Assets in excess of Liabilities............  3.5%

================================================================================
                                                       Jundt Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (unaudited)                                June 30, 2005
================================================================================

COMMON STOCKS

Industry Description and Issue                       Number of Shares          Cost        Market Value (a)
-----------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (8.1%)
-----------------------------------------------------------------------------------------------------------
   Geron Corporation (b)                                   11,900          $138,135                $ 92,106
   ImClone Systems Incorporated (b)                         1,800            69,045                  55,746
   Telik, Inc. (b)                                          2,000            40,000                  32,520
                                                                           --------------------------------
                                                                            247,180                 180,372
                                                                           --------------------------------
CABLE (0.7%)
-----------------------------------------------------------------------------------------------------------
   Charter Communications, Inc. -- Class A (b)             12,800            16,686                  15,104
                                                                           --------------------------------
                                                                             16,686                  15,104
                                                                           --------------------------------
COMPUTER SERVICES/SOFTWARE (5.1%)
-----------------------------------------------------------------------------------------------------------
   Immersion Corporation (b)(d)                            21,300           153,218                 113,529
                                                                           --------------------------------
                                                                            153,218                 113,529
                                                                           --------------------------------
ENERGY (1.2%)
-----------------------------------------------------------------------------------------------------------
   ATP Oil & Gas Corporation (b)                            1,100            23,675                  25,740
                                                                           --------------------------------
                                                                             23,675                  25,740
                                                                           --------------------------------
INTERNET SERVICES (2.2%)
-----------------------------------------------------------------------------------------------------------
   aQuantive, Inc. (b)                                        100               964                   1,772
   Overstock.com, Inc. (b)                                  1,300            59,721                  46,280
                                                                           --------------------------------
                                                                             60,685                  48,052
                                                                           --------------------------------
MEDICAL DEVICES (7.2%)
-----------------------------------------------------------------------------------------------------------
   Animas Corporation (b)                                   5,000            76,617                 100,750
   Hologic, Inc. (b)                                          100             2,699                   3,975
   IntraLase Corp. (b)                                      2,000            34,703                  39,240
   Varian Medical Systems, Inc. (b)                           400            13,829                  14,932
                                                                           --------------------------------
                                                                            127,848                 158,897
                                                                           --------------------------------
MISCELLANEOUS (10.7%)
-----------------------------------------------------------------------------------------------------------
   BEI Technologies, Inc.                                   2,300            70,503                  61,364
   Global Payments Inc.                                     1,200            62,270                  81,360
   NASDAQ-100 Index Tracking Stock                          2,000            75,534                  73,580
   Zebra Technologies Corporation -- Class A (b)              500            24,098                  21,895
                                                                           --------------------------------
                                                                            232,405                 238,199
                                                                           --------------------------------


See accompanying notes to schedule of investments.                            23

================================================================================
                                                       Jundt Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)                    June 30, 2005
================================================================================

COMMON STOCKS (CONTINUED)

Industry Description and Issue                          Number of Shares          Cost       Market Value (a)
-------------------------------------------------------------------------------------------------------------
NATIONAL RADIO (20.2%)
-------------------------------------------------------------------------------------------------------------
   XM Satellite Radio Holdings Inc. -- Class A (b)(f)         13,300          $ 51,296               $447,678
                                                                              -------------------------------
                                                                                51,296                447,678
                                                                              -------------------------------
OIL DRILLING, EQUIPMENT & SERVICES (1.6%)
-------------------------------------------------------------------------------------------------------------
   GlobalSantaFe Corporation (e)                                 400            14,774                 16,320
   Nabors Industries, Ltd. (b)(e)                                200            11,629                 12,124
   Noble Corporation (e)                                         100             5,359                  6,151
                                                                              -------------------------------
                                                                                31,762                 34,595
                                                                              -------------------------------
PHARMACEUTICALS (12.8%)
-------------------------------------------------------------------------------------------------------------
   Amylin Pharmaceuticals, Inc. (b)                            2,000            34,710                 41,860
   Cephalon, Inc. (b)                                            400            22,470                 15,924
   Kos Pharmaceuticals, Inc. (b)                                 700            37,528                 45,850
   Medicis Pahrmaceutical Coporation                             800            26,276                 25,384
   Oscient Pharmaceutical Corporation (b)                     10,800            38,598                 28,620
   Sepracor Inc. (b)                                           2,100           102,365                126,021
                                                                              -------------------------------
                                                                               261,947                283,659
                                                                              -------------------------------
RADIO (10.0%)
-------------------------------------------------------------------------------------------------------------
   Entravision Communications Corporation -- Class A (b)       6,200            52,242                 48,298
   Spanish Broadcasting System, Inc. -- Class A (b)           17,300           152,869                172,827
                                                                              -------------------------------
                                                                               205,111                221,125
                                                                              -------------------------------
RESTAURANTS (8.7%)
-------------------------------------------------------------------------------------------------------------
   The Cheesecake Factory Incorporated (b)                     1,800            56,833                 62,514
   P.F. Chang's China Bistro, Inc. (b)                         1,700            79,648                100,266
   Red Robin Gourmet Burgers Inc. (b)                            500            22,858                 30,990
                                                                              -------------------------------
                                                                               159,339                193,770
                                                                              -------------------------------
SEMICONDUCTOR (1.4%)
-------------------------------------------------------------------------------------------------------------
   SanDisk Corporation (b)                                     1,300            34,385                 30,849
                                                                              -------------------------------
                                                                                34,385                 30,849
                                                                              -------------------------------
SPECIALTY (1.8%)
-------------------------------------------------------------------------------------------------------------
   Blue Nile, Inc. (b)                                         1,200            36,914                 39,228
                                                                              -------------------------------
                                                                                36,914                 39,228
                                                                              -------------------------------

See accompanying notes to schedule of investments.                            24

================================================================================
                                                       Jundt Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (concluded)                    June 30, 2005
================================================================================

COMMON STOCKS (CONCLUDED)

Industry Description and Issue                          Number of Shares             Cost        Market Value (a)
-----------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (4.8%)
-----------------------------------------------------------------------------------------------------------------
   j2 Global Communications, Inc. (b)                        3,100          $      84,704              $  106,764
                                                                            -------------------------------------
                                                                                   84,704                 106,764
                                                                            -------------------------------------
TOTAL COMMON STOCKS (96.5%)                                                     1,727,155               2,137,561
                                                                            =====================================
   Total investments in securities (96.5%)                                  $   1,727,155(c)            2,137,561
                                                                            =============
   Other assets in excess of liabilities (3.5%)                                                            77,473
                                                                                                       ----------
NET ASSETS (100.0%)                                                                                    $2,215,034
                                                                                                       ==========

Notes to Schedule of Investments:

     Percentage of investments as shown is the ratio of the total market value to total net assets.

     (a) Securities are valued by procedures described in the financial statements.

     (b)  Presently non-income producing.

     (c) Cost for federal income tax purposes at June 30, 2005, was $1,727,155. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

          ---------------------------------------------
          Gross unrealized appreciation      $  572,384
          Gross unrealized depreciation        (161,978)
                                             ----------
          Net unrealized appreciation        $  410,406
          ---------------------------------------------

     (d) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the Jundt Twenty-Five Fund, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2005. The activity for investments in Common Stocks of Affiliates is as follows:

                                         BEGINNING   PURCHASE   SALES     ENDING       ENDING      DIVIDEND   NET REALIZED
              DESCRIPTION                   COST       COST      COST      COST     MARKET VALUE    INCOME    GAINS/LOSSES
              ------------------------------------------------------------------------------------------------------------
              Immersion Corporation          $--      $153,218    $--    $153,218      $113,529        $--         $--
              ------------------------------------------------------------------------------------------------------------
              Total                          $--      $153,218    $--    $153,218      $113,529        $--         $--
              ============================================================================================================

     (e) Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

          ADR -- American Depository Receipt

     (f) Securities partially on deposit, with a market value of $134,640, held in a margin account as collateral for short sales and options as of June 30, 2005.


See accompanying notes to schedule of investments and financial statements.   25

================================================================================
FINANCIAL STATEMENTS (unaudited)(continued)                       June 30, 2005
================================================================================

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                                       Jundt
                                                                                      Jundt        U.S. Emerging
                                                                                   Growth Fund      Growth Fund
-----------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------
   Investment in securities of unaffiliated issuers, at market value (note 2)
    including repurchase agreements of $500,000, $750,000, $0, $250,000 and
    $0, respectively (identified cost: $14,784,121, $16,762,989, $22,578,523,
    $4,862,274, and $1,573,937, respectively)                                      $15,610,011     $18,498,975
   Investment in securities of affiliated issuers, at market value (note 2)
    (identified cost: $866,555, $4,283,769, $5,794,469, $2,440,561 and
    $153,218, respectively)                                                            642,798       1,977,963
   Cash                                                                              1,712,805         725,019
   Receivable for securities sold                                                      396,436          12,191
   Receivable for capital shares sold                                                       --           3,243
   Deposits with brokers on securities sold short                                           41              59
   Dividends and accrued interest receivable                                            14,482             586
   Prepaid expenses and other assets                                                    27,327          28,831
                                                                                   ------------------------------------
   Total assets                                                                     18,403,900      21,246,867
                                                                                   ------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------
   Bank borrowings (note 5)                                                                 --              --
   Cash overdraft                                                                           --              --
   Payable for securities purchased                                                    677,109         133,637
   Payable for capital shares redeemed                                                   9,114          33,503
   Accrued investment advisory fee                                                      14,705          17,265
   Accrued administration fee                                                            1,859           6,288
   Accrued distribution fee                                                                634          11,427
   Interest payable (note 5)                                                                --              --
   Other accrued expenses and liabilities                                               57,857          55,564
                                                                                   ------------------------------------
   Total liabilities                                                                   761,278         257,684
                                                                                   ------------------------------------
   Net assets applicable to outstanding capital stock                              $17,642,622     $20,989,183
                                                                                   ====================================


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               26

================================================================================
FINANCIAL STATEMENTS (unaudited) (continued)                       June 30, 2005
================================================================================


                                                                                          Jundt           Jundt           Jundt
                                                                                       Opportunity     Twenty-Five       Mid-Cap
                                                                                           Fund            Fund        Growth Fund
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
   Investment in securities of unaffiliated issuers, at market value (note 2)
    including repurchase agreements of $500,000, $750,000, $0, $250,000 and
    $0, respectively (identified cost: $14,784,121, $16,762,989, $22,578,523,
    $4,862,274, and $1,573,937, respectively)                                           $27,289,684     $5,664,020      $2,024,032
   Investment in securities of affiliated issuers, at market value (note 2)
    (identified cost: $866,555, $4,283,769, $5,794,469, $2,440,561 and
    $153,218, respectively)                                                               2,660,203        621,478         113,529
   Cash                                                                                          --        498,610          89,450
   Receivable for securities sold                                                           712,213        300,610          18,170
   Receivable for capital shares sold                                                         2,255         18,855           5,505
   Deposits with brokers on securities sold short                                             3,606             11               6
   Dividends and accrued interest receivable                                                 23,362          5,070             143
   Prepaid expenses and other assets                                                         25,541         22,781          16,805
                                                                                 -------------------------------------------------
   Total assets                                                                          30,716,864      7,131,435       2,267,640
                                                                                 -------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------------------------
   Bank borrowings (note 5)                                                                 297,000             --              --
   Cash overdraft                                                                             6,399             --              --
   Payable for securities purchased                                                       1,016,442        228,978           6,008
   Payable for capital shares redeemed                                                      167,588         21,901          14,353
   Accrued investment advisory fee                                                           32,434          7,451           2,432
   Accrued administration fee                                                                 6,265          1,710           2,734
   Accrued distribution fee                                                                  14,098          2,728           1,350
   Interest payable (note 5)                                                                  6,287             --              --
   Other accrued expenses and liabilities                                                    67,005         52,532          25,729
                                                                                 -------------------------------------------------
   Total liabilities                                                                      1,613,518        315,300          52,606
                                                                                 -------------------------------------------------
   Net assets applicable to outstanding capital stock                                   $29,103,346     $6,816,135      $2,215,034
                                                                                 =================================================



--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               27

================================================================================
FINANCIAL STATEMENTS (unaudited) (continued)                       June 30, 2005
================================================================================

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

                                                                                                      Jundt
                                                                                   Jundt          U.S. Emerging
                                                                                Growth Fund        Growth Fund
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
----------------------------------------------------------------------------------------------------------------------------
   Capital stock (note 1)                                                      $  36,965,159     $  56,969,299
   Accumulated net investment loss                                                  (204,892)         (702,638)
   Accumulated net realized loss on investments                                  (19,719,778)      (34,707,658)
   Net unrealized appreciation (depreciation) on:
    Investments                                                                      602,133          (569,820)
                                                                               ---------------------------------------------
   Total, representing net assets applicable to outstanding capital stock      $  17,642,622     $  20,989,183
                                                                               =============================================
   Net assets applicable to outstanding Class A shares                         $     401,900     $   7,300,901
                                                                               =============================================
   Net assets applicable to outstanding Class B shares                         $     505,524     $   8,203,717
                                                                               =============================================
   Net assets applicable to outstanding Class C shares                         $     150,883     $   3,835,797
                                                                               =============================================
   Net assets applicable to outstanding Class I shares                         $  16,584,315     $   1,648,768
                                                                               =============================================
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
------------------------------------------------------------------------------------------------------------------------
   Class A shares of capital stock outstanding:
    58,480; 593,216; 533,692; 152,248
    and 98,720, respectively                                                   $        6.87     $       12.31
                                                                               =============================================
   Class B shares of capital stock outstanding:
    81,258; 717,690; 841,267; 271,234
    and 157,055, respectively                                                  $        6.22     $       11.43
                                                                               =============================================
   Class C shares of capital stock outstanding:
    24,117; 335,906; 403,769; 115,932
    and 26,786, respectively                                                   $        6.26     $       11.42
                                                                               =============================================
   Class I shares of capital stock outstanding:
    2,336,398; 129,061; 613,825; 323,705
    and 7,540, respectively                                                    $        7.10     $       12.78
                                                                               =============================================

--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               28

================================================================================
FINANCIAL STATEMENTS (unaudited) (continued)                       June 30, 2005
================================================================================

                                                                                    Jundt             Jundt            Jundt
                                                                                 Opportunity       Twenty-Five        Mid-Cap
                                                                                    Fund              Fund          Growth Fund
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------------------------------
   Capital stock (note 1)                                                      $  86,750,419     $  30,217,280     $ 10,310,354
   Accumulated net investment loss                                                  (868,056)         (134,509)         (85,806)
   Accumulated net realized loss on investments                                  (58,355,912)      (22,249,299)      (8,419,920)
   Net unrealized appreciation (depreciation) on:
    Investments                                                                    1,576,895        (1,017,337)         410,406
                                                                               ------------------------------------------------
   Total, representing net assets applicable to outstanding capital stock      $  29,103,346     $   6,816,135     $  2,215,034
                                                                               ================================================
   Net assets applicable to outstanding Class A shares                         $   6,674,482     $   1,229,279     $    771,217
                                                                               ================================================
   Net assets applicable to outstanding Class B shares                         $   9,862,852     $   2,037,664     $  1,182,297
                                                                               ================================================
   Net assets applicable to outstanding Class C shares                         $   4,715,612     $     877,613     $    201,698
                                                                               ================================================
   Net assets applicable to outstanding Class I shares                         $   7,850,400     $   2,671,579     $     59,822
                                                                               ================================================
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
-------------------------------------------------------------------------------------------------------------------------------
   Class A shares of capital stock outstanding:
    58,480; 593,216; 533,692; 152,248
    and 98,720, respectively                                                   $       12.51     $        8.07     $       7.81
                                                                               ================================================
   Class B shares of capital stock outstanding:
    81,258; 717,690; 841,267; 271,234
    and 157,055, respectively                                                  $       11.72     $        7.51     $       7.53
                                                                               ================================================
   Class C shares of capital stock outstanding:
    24,117; 335,906; 403,769; 115,932
    and 26,786, respectively                                                   $       11.68     $        7.57     $       7.53
                                                                               ================================================
   Class I shares of capital stock outstanding:
    2,336,398; 129,061; 613,825; 323,705
    and 7,540, respectively                                                    $       12.79     $        8.25     $       7.93
                                                                               ================================================



--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               29

================================================================================
                                                                Six Months Ended
FINANCIAL STATEMENTS (unaudited) (continued)                       June 30, 2005
================================================================================

STATEMENTS OF OPERATIONS

                                                                    Jundt
                                                   Jundt        U.S. Emerging
                                                Growth Fund      Growth Fund
--------------------------------------------------------------------------------
INCOME
--------------------------------------------------------------------------------
   Interest                                     $   30,977       $   17,753
   Dividends                                        32,704            1,290
   Other Income                                      7,327           12,831
                                                --------------------------------
                                                    71,008           31,874
                                                --------------------------------
EXPENSES (NOTE 4)
--------------------------------------------------------------------------------
   Investment advisory fees                         90,587          115,586
   Transfer agent fees                              39,924           65,028
   Administrative fees                              24,591           32,608
   Accounting fees                                  32,291           37,428
   Registration fees                                22,209           12,479
   Legal fees                                       19,931           24,480
   Reports to shareholders                           3,820            3,220
   Directors' fees                                  12,078           15,127
   Custodian fees                                    6,421            5,143
   Audit fees                                       11,194           12,906
   Account maintenance fees:
    Class A                                            503            9,792
    Class B                                            719           11,571
    Class C                                            221            5,441
   Distribution fees:
    Class B                                          2,156           34,712
    Class C                                            664           16,322
   Other                                             8,591           12,971
                                                --------------------------------
      Total expenses before interest expense       275,900          414,814
   Interest expense (note 5)                            --               --
                                                --------------------------------
      Total expenses after interest expense        275,900          414,814
                                                --------------------------------
   Net investment loss                          $ (204,892)      $ (382,940)
                                                ================================



--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               30

================================================================================
                                                                Six Months Ended
FINANCIAL STATEMENTS (unaudited) (continued)                       June 30, 2005
================================================================================

                                                         Jundt           Jundt         Jundt
                                                      Opportunity     Twenty-Five     Mid-Cap
                                                         Fund            Fund       Growth Fund
-----------------------------------------------------------------------------------------------
INCOME
-----------------------------------------------------------------------------------------------
   Interest                                           $   23,451      $   13,229      $     287
   Dividends                                              40,280           8,178            558
   Other Income                                           29,549           3,641          1,768
                                                      -----------------------------------------
                                                          93,280          25,048          2,613
                                                      -----------------------------------------
EXPENSES (NOTE 4)
-----------------------------------------------------------------------------------------------
   Investment advisory fees                              215,105          47,742         17,159
   Transfer agent fees                                    68,130          16,974          8,616
   Administrative fees                                    45,698          10,467          6,050
   Accounting fees                                        59,345          13,399          7,975
   Registration fees                                      13,032          10,007         14,753
   Legal fees                                             35,602          13,628          4,917
   Reports to shareholders                                 2,981           3,976          1,660
   Directors' fees                                        19,573           5,250          3,350
   Custodian fees                                          6,665           9,154          4,299
   Audit fees                                             21,629           3,571          2,534
   Account maintenance fees:
    Class A                                                9,356           1,716          1,100
    Class B                                               14,921           2,939          1,800
    Class C                                                6,195           1,209            300
   Distribution fees:
    Class B                                               44,762           8,816          5,399
    Class C                                               18,586           3,627            901
   Other                                                  11,782           7,082          6,968
                                                      -----------------------------------------
      Total expenses before interest expense             593,362         159,557         87,781
   Interest expense (note 5)                                 453              --            638
                                                      -----------------------------------------
      Total expenses after interest expense              593,815         159,557         88,419
                                                      -----------------------------------------
   Net investment loss                                $ (500,535)     $ (134,509)     $ (85,806)
                                                      =========================================



--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               31

================================================================================
                                                                Six Months Ended
FINANCIAL STATEMENTS (unaudited) (continued)                       June 30, 2005
================================================================================

STATEMENTS OF OPERATIONS (CONCLUDED)

                                                                                                       Jundt
                                                                                      Jundt        U.S. Emerging
                                                                                   Growth Fund      Growth Fund
-----------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on:
    Long transactions (including gain (loss) on sale of affiliated issuers of
     $0, $0, $0, $0 and $0, respectively)                                            (616,233)        (962,211)
    Short sale transactions                                                                --               --
    Written options contracts                                                          70,468           71,703
    Futures contracts closed                                                        1,194,138        1,776,433
                                                                                    -----------------------------------
     Net realized gain (loss)                                                         648,373          885,925
                                                                                    -----------------------------------
   Change in unrealized appreciation (depreciation) on:
    Long transactions (including depreciation due to
     investments of affiliated issuers of ($223,757), ($727,356), ($978,236),
     ($228,536) and ($39,689), respectively)                                         (746,961)      (3,656,881)
    Short sale transactions                                                                --               --
    Written option contracts                                                           (4,613)         116,957
    Futures contracts                                                                  58,293           81,546
                                                                                    -----------------------------------
     Net unrealized loss on investments                                              (693,281)      (3,458,378)
                                                                                    -----------------------------------
   Net realized and unrealized loss on investments                                    (44,908)      (2,572,453)
                                                                                    -----------------------------------
   Net decrease in net assets resulting from operations                              (249,800)      (2,955,393)
                                                                                    ===================================

--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               32

================================================================================
                                                                Six Months Ended
FINANCIAL STATEMENTS (unaudited) (continued)                       June 30, 2005
================================================================================

                                                                                       Jundt            Jundt         Jundt
                                                                                    Opportunity      Twenty-Five     Mid-Cap
                                                                                       Fund             Fund       Growth Fund
------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on:
    Long transactions (including gain (loss) on sale of affiliated issuers of
     $0, $0, $0, $0 and $0, respectively)                                            1,240,730         100,983       (147,556)
    Short sale transactions                                                            195,657              --             --
    Written options contracts                                                           73,887          10,301          7,252
    Futures contracts closed                                                         2,340,357         487,098        239,802
                                                                                    -----------------------------------------
     Net realized gain (loss)                                                        3,850,631         598,382         99,498
                                                                                    -----------------------------------------
   Change in unrealized appreciation (depreciation) on:
    Long transactions (including depreciation due to
     investments of affiliated issuers of ($223,757), ($727,356), ($978,236),
     ($228,536) and ($39,689), respectively)                                        (4,859,285)       (859,346)      (241,256)
    Short sale transactions                                                            133,942              --             --
    Written option contracts                                                           198,517          48,072         23,615
    Futures contracts                                                                  435,526          26,027         16,085
                                                                                     ----------------------------------------
     Net unrealized loss on investments                                             (4,091,300)       (785,247)      (201,556)
                                                                                    -----------------------------------------
   Net realized and unrealized loss on investments                                    (240,669)       (186,865)      (102,058)
                                                                                    -----------------------------------------
   Net decrease in net assets resulting from operations                               (741,204)       (321,374)      (187,864)
                                                                                    =========================================



--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               33

================================================================================
FINANCIAL STATEMENTS (continued)
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          Jundt U.S. Emerging
                                                        Jundt Growth Fund                     Growth Fund
                                               -------------------------------------------------------------------------------
                                                Six months ended                    Six months ended
                                                     6/30/05         Year ended         6/30/05         Year ended
                                                   (unaudited)        12/31/04        (unaudited)        12/31/04
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
   Net investment loss                            $   (204,892)     $   (352,546)    $   (382,940)     $   (942,032)
   Net realized gain (loss) from investment
    transactions                                       648,373         1,084,834          885,925         4,614,491
   Change in unrealized appreciation
    (depreciation)                                    (693,281)         (790,785)      (3,458,378)         (830,426)
                                                  ----------------------------------------------------------------------------
   Net increase (decrease) in net assets
    resulting from operations                         (249,800)          (58,497)      (2,955,393)        2,842,033
                                                  ----------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------
   Net proceeds from shares sold:
    Class A shares                                      29,136            87,099          732,828         1,498,051
    Class B shares                                       2,169            42,672          155,942         1,131,361
    Class C shares                                       1,559             7,058           68,864           159,683
    Class I shares                                       1,131            25,717            4,936             4,092
   Cost of shares redeemed:
    Class A shares                                     (67,788)         (334,322)      (1,334,458)       (3,699,340)
    Class B shares                                    (191,153)         (582,854)      (2,430,420)       (5,101,278)
    Class C shares                                     (66,745)          (73,723)      (1,086,635)       (2,530,475)
    Class I shares                                  (1,500,128)       (5,508,866)         (28,815)         (641,759)
                                                  ----------------------------------------------------------------------------
   Net decrease in net assets
    from capital share transactions               $ (1,791,819)     $ (6,337,219)    $ (3,917,758)     $ (9,179,665)
                                                  ============================================================================



--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               34

================================================================================
FINANCIAL STATEMENTS (continued)
================================================================================

                                                     Jundt Opportunity Fund                  Jundt Twenty-Five Fund
                                               -------------------------------------------------------------------------
                                               Six months ended                        Six months ended
                                                    6/30/05           Year ended            6/30/05           Year ended
                                                 (unaudited)          12/31/04           (unaudited)          12/31/04
------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------
   Net investment loss                          $   (500,535)      $  (1,097,216)       $   (134,509)       $   (302,051)
   Net realized gain (loss) from investment
    transactions                                   3,850,631           5,448,237             598,382             (41,442)
   Change in unrealized appreciation
    (depreciation)                                (4,091,300)            280,399            (785,247)            722,556
                                                ------------------------------------------------------------------------
   Net increase (decrease) in net assets
    resulting from operations                       (741,204)          4,631,420            (321,374)            379,063
                                                ------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------
   Net proceeds from shares sold:
    Class A shares                                   386,097           1,221,715              81,995             212,296
    Class B shares                                   644,479           1,244,991               1,878              16,785
    Class C shares                                    26,943             536,022                 253              52,668
    Class I shares                                   120,373             457,141                  21                  --
   Cost of shares redeemed:
    Class A shares                                (2,039,592)         (7,713,398)           (313,053)           (868,130)
    Class B shares                                (4,003,495)         (4,859,071)           (711,697)         (1,642,582)
    Class C shares                                  (883,403)         (3,097,041)           (201,913)           (836,610)
    Class I shares                                (1,643,819)         (3,045,639)             (1,749)            (92,958)
                                                ------------------------------------------------------------------------
   Net decrease in net assets
    from capital share transactions             $ (7,392,417)      $ (15,255,280)       $ (1,144,265)       $ (3,158,531)
                                                ========================================================================

[WIDE TABLE CONTINUED]

                                                         Jundt Mid-Cap
                                                          Growth Fund
                                              ---------------------------------
                                               Six months ended
                                                   6/30/05           Year ended
                                                (unaudited)          12/31/04
-------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------
   Net investment loss                         $    (85,806)       $   (239,796)
   Net realized gain (loss) from investment
    transactions                                     99,498           1,092,592
   Change in unrealized appreciation
    (depreciation)                                 (201,556)           (875,453)
                                               --------------------------------
   Net increase (decrease) in net assets
    resulting from operations                      (187,864)            (22,657)
                                               --------------------------------
CAPITAL SHARE TRANSACTIONS
-------------------------------------------------------------------------------
   Net proceeds from shares sold:
    Class A shares                                      667              57,914
    Class B shares                                   84,940             386,761
    Class C shares                                       74               9,554
    Class I shares                                       --               3,382
   Cost of shares redeemed:
    Class A shares                                 (296,723)         (2,684,751)
    Class B shares                                 (926,620)         (1,150,044)
    Class C shares                                  (67,592)           (257,161)
    Class I shares                                  (25,660)            (46,253)
                                               --------------------------------
   Net decrease in net assets
    from capital share transactions            $ (1,230,914)       $ (3,680,598)
                                               ================================



--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               35

================================================================================
FINANCIAL STATEMENTS (continued)
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

                                                                                          Jundt U.S. Emerging
                                                    Jundt Growth Fund                         Growth Fund
                                          ---------------------------------------------------------------------------------------
                                           Six months ended                        Six months ended
                                                6/30/05           Year ended           6/30/05           Year ended
                                              (unaudited)          12/31/04          (unaudited)          12/31/04
                                          ---------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
   Total decrease in net assets              $ (2,041,619)       $ (6,395,716)      $ (6,873,151)       $ (6,337,632)
   Net assets at beginning of period           19,684,241          26,079,957         27,862,334          34,199,966
                                             ------------------------------------------------------------------------------------
   Net assets at end of period               $ 17,642,622        $ 19,684,241       $ 20,989,183        $ 27,862,334
                                             ====================================================================================
CAPITAL SHARE TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------------
   Shares Sold:
    Class A shares                                  4,218              12,808             57,386             118,998
    Class B shares                                    353               6,824             13,420              95,526
    Class C shares                                    248               1,124              6,098              13,116
    Class I shares                                    160               3,681                399                 300
   Shares redeemed:
    Class A shares                                 (9,987)            (51,430)          (107,466)           (294,968)
    Class B shares                                (30,715)            (93,578)          (207,669)           (436,082)
    Class C shares                                (10,771)            (11,732)           (93,877)           (218,741)
    Class I shares                               (213,759)           (779,028)            (2,295)            (48,926)
                                             ------------------------------------------------------------------------------------
   Net decrease in shares outstanding            (260,253)           (911,331)          (334,004)           (770,777)
                                             ====================================================================================



--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               36

================================================================================
FINANCIAL STATEMENTS (concluded)
================================================================================


                                                Jundt Opportunity Fund                  Jundt Twenty-Five Fund
                                        ---------------------------------------------------------------------------------
                                         Six months ended                         Six months ended
                                              6/30/05            Year ended            6/30/05           Year ended
                                            (unaudited)           12/31/04           (unaudited)          12/31/04
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
   Total decrease in net assets             $ (8,133,621)       $ (10,623,860)       $ (1,465,639)       $ (2,779,468)
   Net assets at beginning of period          37,236,967           47,860,827           8,281,774          11,061,242
                                         --------------------------------------------------------------------------------
   Net assets at end of period              $ 29,103,346        $  37,236,967        $  6,816,135        $  8,281,774
                                         ================================================================================
CAPITAL SHARE TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------
   Shares Sold:
    Class A shares                                31,434              105,022              10,123              27,335
    Class B shares                                55,659              107,130                 251               2,220
    Class C shares                                 2,341               47,234                  33               6,890
    Class I shares                                 9,468               38,882                   2                  --
   Shares redeemed:
    Class A shares                              (164,968)            (670,619)            (38,769)           (107,742)
    Class B shares                              (344,351)            (441,049)            (94,256)           (222,528)
    Class C shares                               (76,451)            (287,642)            (26,552)           (112,128)
    Class I shares                              (130,805)            (256,635)               (209)            (11,570)
                                         --------------------------------------------------------------------------------
   Net decrease in shares outstanding           (617,673)          (1,357,677)           (149,377)           (417,523)
                                         ================================================================================

[WIDE TABLE CONTINUED]
                                                   Jundt Mid-Cap
                                                    Growth Fund
                                        -----------------------------------
                                         Six months ended
                                             6/30/05           Year ended
                                           (unaudited)          12/31/04
---------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------
   Total decrease in net assets            $ (1,418,778)       $ (3,703,255)
   Net assets at beginning of period          3,633,812           7,337,067
                                        -----------------------------------
   Net assets at end of period             $  2,215,034        $  3,633,812
                                        ===================================
CAPITAL SHARE TRANSACTIONS
---------------------------------------------------------------------------
   Shares Sold:
    Class A shares                                   87               7,037
    Class B shares                               11,320              48,867
    Class C shares                                   10               1,242
    Class I shares                                   --                 367
   Shares redeemed:
    Class A shares                              (39,031)           (339,421)
    Class B shares                             (123,724)           (147,408)
    Class C shares                               (9,136)            (33,139)
    Class I shares                               (3,333)             (5,385)
                                        -----------------------------------
   Net decrease in shares outstanding          (163,807)           (467,840)
                                        ===================================

--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               37

================================================================================
NOTES TO FINANCIAL STATEMENTS (unaudited)                          June 30, 2005
================================================================================

1.   ORGANIZATION
The Jundt Funds are registered under the Investment Company Act of 1940 (as amended) (the "Act") as open-end management investment companies, each of which has different investment objectives and their own investment portfolios and net asset values. The Jundt Growth Fund, Inc. ("Growth Fund") is a diversified Fund. Jundt U.S. Emerging Growth Fund ("U.S. Emerging Growth Fund"), Jundt Opportunity Fund ("Opportunity Fund"), Jundt Twenty-Five Fund ("Twenty-Five Fund") and Jundt Mid-Cap Growth Fund ("Mid-Cap Growth Fund") are Funds within Jundt Funds, Inc. (the "Company"). All of the Funds of the Company are non-diversified Funds with the exception of U.S. Emerging Growth Fund being a diversified Fund. Jundt Associates, Inc. serves as the investment adviser (the "Adviser") and is responsible for managing the Funds' portfolio of securities.

Growth Fund, U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund and Mid-Cap Growth Fund (the "Funds") currently offer shares in four classes (Class A, Class B, Class C and Class I). Shares of Class I of U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund and Mid-Cap Growth Fund are available for investment only by certain individuals and entities associated with the Funds. Class A shares of each Fund and Class I shares of Growth Fund (which are available only to persons that may purchase the other Funds' Class I shares and to Growth Fund shareholders at the time of the open-end conversion) are generally sold with a front-end sales charge. Shares of Class B and Class C of each Fund may be subject to a contingent deferred sales charge when redeemed.

All classes of shares have identical liquidation and other rights and the same terms and conditions except that Class A, Class B and Class C shares bear certain expenses related to the account maintenance of such shares and Class B and Class C shares also bear certain expenses related to the distribution of such shares. Shareholder servicing costs attributable to a particular class will be allocated to such class. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures and to certain other matters relating exclusively to such class; otherwise, all classes of shares have the same voting rights.

Growth Fund is authorized to issue up to 10 billion shares, par value $0.01 per share. The Company is authorized to issue up to 1 trillion shares, par value $0.01 per share. Currently, 10 billion shares have been designated to each of the following Funds: U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund and Mid-Cap Growth Fund.

As of June 30, 2005, principals of Jundt Associates, Inc. and their related investment accounts owned approximately the following percentage of the outstanding shares of each Fund:

                                                          Ownership of
                                                       Outstanding Shares
-------------------------------------------------------------------------
Growth Fund                                                   21.2%
U.S. Emerging Growth Fund                                      6.2%
Opportunity Fund                                              24.6%
Twenty-Five Fund                                              38.6%
Mid-Cap Growth Fund                                            2.6%

The investment objective of each Fund is long-term capital appreciation, and each Fund's principal investment strategies are as follows:

o Growth Fund -- normally maintains a core portfolio of approximately 30 to 50 securities of primarily medium-sized to larger American growth companies. In normal market conditions, the Fund will invest at least half of its portfolio in securities of companies with annual revenues over $750 million, and at least 65% of its total assets in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so.

o U.S. Emerging Growth Fund -- normally maintains a core portfolio of approximately 30 to 50 securities of primarily American emerging growth companies with annual revenues less than $750 million. In normal market conditions, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of such companies. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so.

o Opportunity Fund -- emphasizes a core portfolio, in normal market conditions, of approximately 30 to 50 securities of primarily American growth companies, without regard to their size. In normal market conditions, at least 65% of the Fund's total assets must be invested in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market

================================================================================
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)              June 30, 2005
================================================================================

     conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

o Twenty-Five Fund -- in normal market conditions, maintains a more concentrated portfolio of approximately, but not less than, 25 securities of primarily American growth companies, without regard to their size. In normal market conditions, at least 65% of the Fund's total assets must be invested in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

o Mid-Cap Growth Fund -- in normal market conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily medium-sized American growth companies. These companies are those with market capitalizations that fall within the same range as the companies in the S&P Mid-Cap 400 Index. In normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of such companies. However, the Fund may also invest in companies with market capitalizations that fall outside this range. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The significant accounting policies followed by the Funds are as follows:

INVESTMENT IN SECURITIES
Investment in securities traded on U.S. securities exchanges and open short sales transactions are valued at the last quoted sales price as of the close of business on the date of valuation or, lacking any sales, at the mean between the most recently quoted bid and asked prices. Investments in securities traded on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price. Securities traded in the over-the-counter market are valued at the mean between the most recently quoted bid and asked prices. Options and futures contracts are valued at market value or fair value if no market exists, except that open futures contracts sales are valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Other securities for which market quotations are not readily available are valued at fair value in good faith by or under the direction of the Board of Directors. Short-term securities with maturities of fewer than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates market value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified cost basis. Dividend income and dividend expense on short sales is recognized on the ex-dividend date. Interest income, including level-yield amortization of discount, is accrued daily.

FEDERAL TAXES
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and also intend to distribute all of their investment company taxable income to shareholders. Therefore, no income tax provision is required. The Funds have a tax year end of December 31, except Opportunity Fund and U.S. Emerging Growth Fund which have a tax year end of August 31. In addition, on a calendar year basis, the Funds will usually make sufficient distributions of their net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily due to wash sales, net operating losses and differing fiscal and tax year ends. The character of distributions made during the period from net investment income or net realized gains, if any, may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of distributions, the period in which amounts are distributed may differ from the year the income or realized gains (losses) were recorded by the Funds.

================================================================================
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)              June 30, 2005
================================================================================

As of December 31, 2004, the Funds have the following capital loss carryforwards:

                                                                 Expiration
                                                  Amount            Date
---------------------------------------------------------------------------
Growth Fund                                  (11,162,928)           2009
                                              (3,706,846)           2010
                                              (5,119,225)           2011
                                                (180,584)           2012
U.S. Emerging Growth Fund                    (29,723,989)           2010
                                              (5,240,630)           2011
                                              (5,225,928)           2012
Opportunity Fund                              (2,929,189)           2009
                                             (34,197,787)           2010
                                             (17,646,662)           2011
                                              (7,595,810)           2012
Twenty-Five Fund                             (12,534,074)           2009
                                              (5,824,646)           2010
                                              (3,230,207)           2011
                                              (1,130,687)           2012
Mid-Cap Growth Fund                           (4,908,594)           2009
                                              (3,388,508)           2010
---------------------------------------------------------------------------

It is unlikely the board of directors will authorize a distribution of any net realized capital gains until the available capital loss carryforwards have been offset or expire.

REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Funds take possession of the underlying securities, mark to market such securities daily and, if necessary, receive additional securities to ensure that the contract is adequately collateralized.

The Funds may invest uninvested cash balances in repurchase agreements and/or short-term money market instruments.

INITIAL PUBLIC OFFERINGS
Each Fund may participate in the initial public offering (IPO) market, and historically a significant portion of the Jundt Mid-Cap Growth Fund returns during certain periods have been attributed to its investments in IPOs. Participation in IPOs may have a magnified performance impact on a Fund with a small asset base which typically diminishes as the Fund's assets grow. The impact of IPOs on a Fund's performance likely will decrease if the Fund's asset size increases, which could reduce the Fund's total returns over time. IPOs have not been consistently available to the Fund since 2000, and may not be consistently available in the future.

DERIVATIVE FINANCIAL INSTRUMENTS AND OTHER INVESTMENT STRATEGIES
The Funds may engage in various portfolio strategies to attempt to hedge against changes in net asset value or to attempt to realize a greater current return.

OPTIONS TRANSACTIONS
For hedging purposes, the Funds may purchase and sell put and call options on their portfolio securities. Opportunity Fund, Twenty-Five Fund and Mid-Cap Growth Fund may also use options for purposes of attempting to increase investment returns.

The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid.

When the Funds write an option, the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Funds on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security purchased by the Funds. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security at a price different from the current market price.

FINANCIAL FUTURES CONTRACTS
The Funds may buy and sell futures contracts and related options for hedging purposes. Opportunity Fund, Twenty-Five Fund and Mid-Cap Growth Fund may also use futures contracts for purposes of attempting to increase investment

================================================================================
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)              June 30, 2005
================================================================================

return. A futures contract is an agreement between two parties to buy or sell a security for a set price on a future date. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing price on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

SHORT SALE TRANSACTIONS
Opportunity Fund, Twenty-Five Fund and Mid-Cap Growth Fund may engage in short-selling which obligates the Fund to replace the security borrowed by purchasing the security at current market value. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, it will maintain daily, in a segregated account with a broker and/or custodian, cash and/or other liquid securities sufficient to cover its short position. Securities sold short at June 30, 2005, if any, and their related market values and proceeds are set forth in the Notes to Schedule of Investments.

In addition, for hedging purposes, each Fund (including Growth Fund and U.S. Emerging Growth Fund) may engage in short-selling of securities already held in the Fund. This practice is called short-selling "against the box."

DISTRIBUTIONS TO SHAREHOLDERS
Distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or reinvested in additional shares of each Fund.

EXPENSES
Expenses directly attributable to each Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among the Funds on a pro rata basis relative to net assets.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates (e.g. on assets, liabilities, and contingent assets and liabilities) and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

3.   INVESTMENT SECURITY TRANSACTIONS
For the six months ended June 30, 2005, the Funds' cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

                                       Cost of            Proceeds
                                      Purchases          from Sales
--------------------------------------------------------------------
Growth Fund
   Long-term investment
    transactions                     $31,673,891         $29,574,000
   Short sale transactions           $        --         $        --
U.S. Emerging Growth Fund
   Long-term investment
    transactions                     $10,543,428         $10,013,625
   Short sale transactions           $        --         $        --
Opportunity Fund
   Long-term investment
    transactions                     $50,814,012         $50,879,812
   Short sale transactions           $ 2,332,266         $        --
Twenty-Five Fund
   Long-term investment
    transactions                     $ 9,796,225         $ 9,462,148
   Short sale transactions           $        --         $        --
Mid-Cap Growth Fund
   Long-term investment
    transactions                     $ 1,415,627         $ 2,351,811
   Short sale transactions           $        --         $        --
--------------------------------------------------------------------

4. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS AND TRANSACTIONS WITH AFFILIATES
The Funds have entered into investment advisory agreements with the Adviser. The Adviser is responsible for the management of each Fund's portfolio and provides the necessary personnel,

================================================================================
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)              June 30, 2005
================================================================================

facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays a monthly investment advisory fee calculated at the following annualized rates: Growth Fund and U.S. Emerging Growth Fund -- 1% of each Fund's average daily net assets; Opportunity Fund, Twenty-Five Fund and Mid-Cap Growth Fund.

The Company and other fund companies managed by the Adviser (the "Fund Complex") have entered into agreements with U.S. Bancorp Fund Services, LLC ("USBFS") to provide administration, transfer agent and fund accounting services. The fees for such services are based upon net asset levels of the Funds or on the number of shareholder accounts, subject to certain annual Fund Complex minimums.

Administration fees are based on 0.16% of average daily net assets, subject to a $260,000 minimum Fund Complex fee. Transfer agent fees are based on $17.00 per shareholder account plus 0.03% of average daily net assets, subject to a $270,000 minimum Fund Complex fee (plus reimbursable expenses and third party sub-transfer agent fees). Fund accounting fees are $285,000 on the first $170 million of net assets for the Fund Complex. Fund accounting fees on net assets in excess of $170 million are subject to a reduced fee schedule.

During the period ended June 30, 2005, the fees for these services were subject to the above Fund Complex minimums. For these fees USBFS provides facilities, clerical, record keeping and other services required to support the daily operations of the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

The Funds have entered into distribution agreements with U.S. Growth Investments, Inc. (the "Distributor"), an affiliate of the Adviser. The Distributor serves as the principal underwriter of each Fund's shares. Pursuant to the Distribution Plans adopted by each Fund in accordance with Rule 12b-1 under the Act, each Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of each Fund's shares as follows:

                                      Account
                                     Maintenance         Distribution
                                        Fee                   Fee
--------------------------------------------------------------------------------
Class A                                0.25%                   --
Class B                                0.25%                 0.75%
Class C                                0.25%                 0.75%
================================================================================

In addition to the investment management fee, the administration fee and account maintenance and distribution fees, each Fund is responsible for paying most other operating expenses; including directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; fees and expenses for legal, auditing and accounting services; insurance; and other miscellaneous expenses.

Sales of Class A shares, and certain sales of the Growth Fund Class I shares, are subject to a maximum initial sales charge of 5.75%. The sales charge decreases as the size of the purchase increases. Class B shares are not charged an initial sales charge; however they are subject to a deferred sales charge of up to 6.0% (imposed on the value of the purchased shares or the value at the time of redemption, whichever is less) if redeemed within seven years of purchase. The deferred sales charge decreases as the investment time of the purchase increases. Class C shares are not charged an initial sales charge; however they are subject to a deferred sales charge of 1.5% of redemption proceeds if redeemed within 18 months of purchase.

For the six months ended June 30, 2005, the Distributor received revenues from the Funds of $204,916, $1,257 and $32,595 for distribution fees, front-end sales charges and contingent deferred sales charges respectively.

Legal fees of $19,931 for the six months ended June 30, 2005, for Growth Fund, $24,480 for U.S. Emerging Growth Fund, $35,602 for Opportunity Fund, $13,628 for Twenty-Five Fund and $4,917 for Mid-Cap Growth Fund were incurred with a law firm of which the secretary of the Fund companies is a partner. Certain officers and/or directors of the Fund companies are officers and/or directors of the Adviser and/or the Distributor.

Each of the directors of the Company and Growth Fund is also a director of one other fund company managed by the Adviser. The Company, Growth Fund and the other fund company managed by the Adviser each to pay their pro rata share (based on the relative net assets of each fund company) of the fees payable to each director who is not an "interested person" (as defined in the Act) of any fund company managed by the Adviser. In the aggregate, the Company, Growth Fund and the other fund company managed by the Adviser have agreed to pay each such director a fee of $15,000 per year plus $1,500 for each meeting attended and to reimburse each such director for the expenses of attendance at such meetings. For the six months ended June 30, 2005, each director received fees in the aggregate of $10,500 (not including reimbursement for expenses). No compensation is paid to officers or directors who are affiliated with the Adviser.

5.   BANK BORROWINGS
Opportunity Fund, Twenty-Five Fund and Mid-Cap Growth Fund entered into a joint Line of Credit Agreement with U.S. Bank, N.A., Wisconsin, for an amount not to exceed in

================================================================================
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)              June 30, 2005
================================================================================

the aggregate $25,000,000 or, with respect to each Fund, one-third of the Fund's total assets. For the six months ended June 30, 2005, Opportunity Fund's average daily balance of loans outstanding was $16,166 at a weighted average interest rate of 5.37%. The maximum amount of loans outstanding with respect to Opportunity Fund at any time during the period was $592,000, or 1.68% of its total assets. The loans were collateralized by certain Opportunity Fund investments. Mid-Cap Growth Fund's average daily balance of loans outstanding was $23,580 at a weighted average interest rate of 5.38%. The maximum amount of loans outstanding with respect to Mid-Cap Growth Fund at any time during the period was $628,000, or 17.67% of its total assets. The loans were collateralized by certain Mid-Cap Growth Fund investments. Twenty-Five Fund did not have any loans during the period. As of June 30, 2005, the outstanding loan balances were $297,000 for Opportunity Fund, $0 for Twenty-Five Fund and $0 for Mid-Cap Growth Fund.

6.   OPTION CONTRACTS WRITTEN
For Growth Fund, U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund and Mid-Cap Growth Fund, the premium amount and number of option contracts written during the six months ended June 30, 2005, were as follows:

                                        Premium           Number of
                                        Amount            Contracts
-----------------------------------------------------------------------
Growth Fund
   Options outstanding at
    December 31, 2004                 $  81,963                 170
   Options written                           --                  --
   Options closed                       (61,510)               (128)
   Options exercised                         --                  --
   Options expired                      (20,453)                (42)
                                    -----------------------------------
   Options outstanding at
    June 30, 2005                     $      --                  --
                                    ===================================

                                        Premium            Number of
                                         Amount            Contracts
-----------------------------------------------------------------------
U.S. Emerging Growth Fund
   Options outstanding at
    December 31, 2004                 $ 241,103                 482
   Options written                           --                  --
   Options closed                      (213,345)               (425)
   Options exercised                         --                  --
   Options expired                      (27,758)                (57)
                                    -----------------------------------
   Options outstanding at
    June 30, 2005                     $      --                  --
                                    ===================================

                                        Premium            Number of
                                         Amount            Contracts
-----------------------------------------------------------------------
Opportunity Fund
   Options outstanding at
    December 31, 2004                 $ 334,248                 683
   Options written                           --                  --
   Options closed                      (301,051)               (614)
   Options exercised                         --                  --
   Options expired                      (33,197)                (69)
                                    -----------------------------------
   Options outstanding at
    June 30, 2005                     $      --                  --
                                    ===================================

                                        Premium           Number of
                                        Amount            Contracts
-----------------------------------------------------------------------
Twenty-Five Fund
   Options outstanding at
    December 31, 2004                 $  73,403                 145
   Options written                           --                  --
   Options closed                       (68,533)               (135)
   Options exercised                         --                  --
   Options expired                       (4,870)                (10)
                                    -----------------------------------
   Options outstanding at
    June 30, 2005                     $      --                  --
                                    ===================================

                                        Premium           Number of
                                        Amount            Contracts
-----------------------------------------------------------------------
Mid-Cap Growth Fund
   Options outstanding at
    December 31, 2004                 $  44,175                  88
   Options written                           --                  --
   Options closed                       (41,253)                (82)
   Options exercised                         --                  --
   Options expired                       (2,922)                 (6)
                                    -----------------------------------
   Options outstanding at
    June 30, 2005                     $      --                  --
                                    ===================================

7.   GUARANTEES AND INDEMNIFICATIONS
Under the Funds' organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition certain of the Funds' contracts with its service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

8.   SUBSEQUENT EVENTS
On July 22, 2005, the Board of the Jundt Funds, Inc. approved the liquidation of the Jundt Mid-Cap Growth Fund effective on August 30, 2005.

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
================================================================================

9.   FINANCIAL HIGHLIGHTS -- GROWTH FUND
The financial highlights table is intended to help you understand the Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except where indicated otherwise, this information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                                       Net Realized
                                          Beginning                         and                     Distributions
                                          Net Asset        Net          Unrealized     Total from     from Net
                                          Value Per     Investment    Gain (Loss) on   Investment     Realized
                                            Share     Income (Loss)     Investments    Operations       Gains
------------------------------------------------------------------------------------------------------------------
GROWTH FUND
Class A
 Six months ended 06/30/05 (unaudited)    $  6.96         (0.08)           (0.01)         (0.09)           --
 Year ended 12/31/04                      $  6.96         (0.12)            0.12             --            --
 Year ended 12/31/03                      $  5.76         (0.02)            1.22           1.20            --
 Year ended 12/31/02                      $  7.42         (0.07)           (1.59)         (1.66)           --
 Year ended 12/31/01                      $ 11.29         (0.13)           (2.75)         (2.88)        (0.99)
 Year ended 12/31/00                      $ 17.68         (0.21)           (2.50)         (2.71)        (3.68)
Class B
 Six months ended 06/30/05 (unaudited)    $  6.33         (0.10)           (0.01)         (0.11)           --
 Year ended 12/31/04                      $  6.37         (0.16)            0.12          (0.04)           --
 Year ended 12/31/03                      $  5.32         (0.06)            1.11           1.05            --
 Year ended 12/31/02                      $  6.90         (0.11)           (1.47)         (1.58)           --
 Year ended 12/31/01                      $ 10.66         (0.19)           (2.58)         (2.77)        (0.99)
 Year ended 12/31/00                      $ 17.07         (0.32)           (2.41)         (2.73)        (3.68)
Class C
 Six months ended 06/30/05 (unaudited)    $  6.36         (0.10)              --          (0.10)           --
 Year ended 12/31/04                      $  6.41         (0.16)            0.11          (0.05)           --
 Year ended 12/31/03                      $  5.35         (0.06)            1.12           1.06            --
 Year ended 12/31/02                      $  6.94         (0.11)           (1.48)         (1.59)           --
 Year ended 12/31/01                      $ 10.71         (0.19)           (2.59)         (2.78)        (0.99)
 Year ended 12/31/00                      $ 17.13         (0.33)           (2.41)         (2.74)        (3.68)
Class I
 Six months ended 06/30/05 (unaudited)    $  7.18         (0.08)              --          (0.08)           --
 Year ended 12/31/04                      $  7.16         (0.11)            0.13           0.02            --
 Year ended 12/31/03                      $  5.92         (0.00)            1.24           1.24            --
 Year ended 12/31/02                      $  7.60         (0.06)           (1.62)         (1.68)           --
 Year ended 12/31/01                      $ 11.49         (0.11)           (2.79)         (2.90)        (0.99)
 Year ended 12/31/00                      $ 17.89         (0.17)           (2.55)         (2.72)        (3.68)

(1) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.
(2) During the year ended December 31, 2002, the Adviser reimbursed a fixed dollar amount to the Growth Fund to address investment trade allocations. The reimbursement was funded by waiving receipt of a fixed dollar amount of investment advisory fees otherwise due to the Adviser under the investment advisory agreements. Had each Fund not received this reimbursement, total return figures would have been lower by 0.86% for the Growth Fund.
(3)  Adjusted to an annual basis.
(4)  Including interest expense and dividends on short sale positions.

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
================================================================================

                                                      Ratio to Average Net Assets
                                                  -------------------------------------
                                        Ending       Net
                                       Net Asset  Investment                                            Portfolio    Net Assets at
                                       Value Per    Income        Net         Gross         Total        Turnover    End of Period
                                         Share      (Loss)      Expenses    Expenses(4)    Return(1)       Rate      (in thousands)
-----------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND
Class A
 Six months ended 06/30/05 (unaudited)  $ 6.87      (2.46)%(3)    3.25%(3)    3.25%(3)      (1.29)%        201%         $   402
 Year ended 12/31/04                    $ 6.96      (1.78)%       2.87%       2.87%          0.00%         295%         $   447
 Year ended 12/31/03                    $ 6.96      (0.29)%       2.55%       2.55%         20.83%         135%         $   716
 Year ended 12/31/02                    $ 5.76      (1.15)%       2.55%       2.55%        (22.37)%(2)     215%         $   746
 Year ended 12/31/01                    $ 7.42      (1.41)%       2.08%       2.08%        (25.38)%        146%         $ 1,982
 Year ended 12/31/00                    $11.29      (1.22)%       1.77%       1.77%        (15.61)%        165%         $ 2,162
Class B
 Six months ended 06/30/05 (unaudited)  $ 6.22      (3.22)%(3)    4.00%(3)    4.00%(3)      (1.74)%        201%         $   506
 Year ended 12/31/04                    $ 6.33      (2.53)%       3.62%       3.62%         (0.63)%        295%         $   706
 Year ended 12/31/03                    $ 6.37      (1.04)%       3.30%       3.30%         19.74%         135%         $ 1,264
 Year ended 12/31/02                    $ 5.32      (1.90)%       3.30%       3.30%        (22.90)%(2)     215%         $ 1,143
 Year ended 12/31/01                    $ 6.90      (2.16)%       2.83%       2.83%        (25.85)%        146%         $ 1,819
 Year ended 12/31/00                    $10.66      (1.97)%       2.52%       2.52%        (16.30)%        165%         $ 3,145
Class C
 Six months ended 06/30/05 (unaudited)  $ 6.26      (3.21)%(3)    4.00%(3)    4.00%(3)      (1.57)%        201%         $   151
 Year ended 12/31/04                    $ 6.36      (2.53)%       3.62%       3.62%         (0.78)%        295%         $   220
 Year ended 12/31/03                    $ 6.41      (1.04)%       3.30%       3.30%         19.81%         135%         $   290
 Year ended 12/31/02                    $ 5.35      (1.90)%       3.30%       3.30%        (22.91)%(2)     215%         $   303
 Year ended 12/31/01                    $ 6.94      (2.16)%       2.83%       2.83%        (25.83)%        146%         $   644
 Year ended 12/31/00                    $10.71      (1.97)%       2.52%       2.52%        (16.32)%        165%         $ 1,250
Class I
 Six months ended 06/30/05 (unaudited)  $ 7.10      (2.21)%(3)    3.00%(3)    3.00%(3)      (1.11)%        201%         $16,584
 Year ended 12/31/04                    $ 7.18      (1.53)%       2.62%       2.62%          0.28%         295%         $18,311
 Year ended 12/31/03                    $ 7.16      (0.04)%       2.30%       2.30%         20.95%         135%         $23,810
 Year ended 12/31/02                    $ 5.92      (0.90)%       2.30%       2.30%        (22.11)%(2)     215%         $23,680
 Year ended 12/31/01                    $ 7.60      (1.16)%       1.83%       1.83%        (25.12)%        146%         $38,340
 Year ended 12/31/00                    $11.49      (0.97)%       1.52%       1.52%        (15.49)%        165%         $63,315

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
================================================================================

9.   FINANCIAL HIGHLIGHTS (CONTINUED) -- U.S. EMERGING GROWTH FUND
The financial highlights table is intended to help you understand the Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except where indicated otherwise, this information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                                       Net Realized
                                          Beginning                         and                     Distributions
                                          Net Asset        Net          Unrealized     Total from     from Net
                                          Value Per     Investment    Gain (Loss) on   Investment     Realized
                                            Share     Income (Loss)     Investments    Operations       Gains
------------------------------------------------------------------------------------------------------------------
U.S. EMERGING GROWTH FUND
Class A
 Six months ended 06/30/05 (unaudited)     $13.77        (0.18)           (1.28)         (1.46)            --
 Year ended 12/31/04                       $12.34        (0.33)            1.76           1.43             --
 Year ended 12/31/03                       $ 8.65        (0.26)            3.95           3.69             --
 Year ended 12/31/02                       $12.04        (0.23)           (3.16)         (3.39)            --
 Year ended 12/31/01                       $13.81        (0.19)           (1.58)         (1.77)            --
 Year ended 12/31/00                       $21.85        (0.20)           (5.83)         (6.03)         (2.01)
Class B
 Six months ended 06/30/05 (unaudited)     $12.83        (0.21)           (1.19)         (1.40)            --
 Year ended 12/31/04                       $11.59        (0.40)            1.64           1.24             --
 Year ended 12/31/03                       $ 8.18        (0.32)            3.73           3.41             --
 Year ended 12/31/02                       $11.48        (0.29)           (3.01)         (3.30)            --
 Year ended 12/31/01                       $13.26        (0.27)           (1.51)         (1.78)            --
 Year ended 12/31/00                       $21.25        (0.35)           (5.63)         (5.98)         (2.01)
Class C
 Six months ended 06/30/05 (unaudited)     $12.82        (0.21)           (1.19)         (1.40)            --
 Year ended 12/31/04                       $11.58        (0.40)            1.64           1.24             --
 Year ended 12/31/03                       $ 8.17        (0.32)            3.73           3.41             --
 Year ended 12/31/02                       $11.47        (0.29)           (3.01)         (3.30)            --
 Year ended 12/31/01                       $13.25        (0.27)           (1.51)         (1.78)            --
 Year ended 12/31/00                       $21.24        (0.35)           (5.63)         (5.98)         (2.01)
Class I
 Six months ended 06/30/05 (unaudited)     $14.27        (0.17)           (1.32)         (1.49)            --
 Year ended 12/31/04                       $12.76        (0.31)            1.82           1.51             --
 Year ended 12/31/03                       $ 8.92        (0.23)            4.07           3.84             --
 Year ended 12/31/02                       $12.38        (0.21)           (3.25)         (3.46)            --
 Year ended 12/31/01                       $14.17        (0.17)           (1.62)         (1.79)            --
 Year ended 12/31/00                       $22.29        (0.14)           (5.97)         (6.11)         (2.01)

(1) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.
(2) During the year ended December 31, 2002, the Adviser reimbursed a fixed dollar amount to the U.S. Emerging Growth Fund to address investment trade allocations. The reimbursement was funded by waiving receipt of a fixed dollar amount of investment advisory fees otherwise due to the Adviser under the investment advisory agreements. Had each Fund not received this reimbursement, total return figures would have been lower by 0.79% for the U.S. Emerging Growth Fund.
(3)  Adjusted to an annual basis.
(4)  Including interest expense and dividends on short sale positions.

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
================================================================================

                                                      Ratio to Average Net Assets
                                                  ------------------------------------
                                        Ending
                                       Net Asset      Net                                               Portfolio    Net Assets at
                                       Value Per   Investment      Net        Gross        Total        Turnover     End of Period
                                        Share     Income (Loss)  Expenses   Expenses(4)   Return(1)       Rate       (in thousands)
-----------------------------------------------------------------------------------------------------------------------------------
U.S. EMERGING GROWTH FUND
Class A
 Six months ended 06/30/05 (unaudited)  $12.31      (2.89)%(3)    3.17%(3)    3.17%(3)     (10.60)%         48%         $ 7,301
 Year ended 12/31/04                    $13.77      (2.66)%       2.76%       2.76%         11.59%          74%         $ 8,857
 Year ended 12/31/03                    $12.34      (2.37)%       2.47%       2.47%         42.66%          62%         $10,110
 Year ended 12/31/02                    $ 8.65      (2.29)%       2.61%       2.61%        (28.16)%(2)     104%         $ 9,389
 Year ended 12/31/01                    $12.04      (1.67)%       2.14%       2.14%        (12.82)%         86%         $23,300
 Year ended 12/31/00                    $13.81      (0.90)%       1.82%       1.82%        (27.21)%        112%         $38,791
Class B
 Six months ended 06/30/05 (unaudited)  $11.43      (3.64)%(3)    3.92%(3)    3.92%(3)     (10.98)%         48%         $ 8,203
 Year ended 12/31/04                    $12.83      (3.41)%       3.51%       3.51%         10.70%          74%         $11,703
 Year ended 12/31/03                    $11.59      (3.12)%       3.22%       3.22%         41.69%          62%         $14,513
 Year ended 12/31/02                    $ 8.18      (3.04)%       3.36%       3.36%        (28.75)%(2)     104%         $12,217
 Year ended 12/31/01                    $11.48      (2.42)%       2.89%       2.89%        (13.42)%         86%         $21,351
 Year ended 12/31/00                    $13.26      (1.65)%       2.57%       2.57%        (27.75)%        112%         $29,279
Class C
 Six months ended 06/30/05 (unaudited)  $11.42      (3.64)%(3)    3.92%(3)    3.92%(3)     (10.99)%         48%         $ 3,836
 Year ended 12/31/04                    $12.82      (3.41)%       3.51%       3.51%         10.71%          74%         $ 5,433
 Year ended 12/31/03                    $11.58      (3.12)%       3.22%       3.22%         41.74%          62%         $ 7,286
 Year ended 12/31/02                    $ 8.17      (3.04)%       3.36%       3.36%        (28.77)%(2)     104%         $ 6,478
 Year ended 12/31/01                    $11.47      (2.42)%       2.89%       2.89%        (13.43)%         86%         $13,006
 Year ended 12/31/00                    $13.25      (1.65)%       2.57%       2.57%        (27.76)%        112%         $19,627
Class I
 Six months ended 06/30/05 (unaudited)  $12.78      (2.64)%(3)    2.92%(3)    2.92%(3)     (10.44)%         48%         $ 1,649
 Year ended 12/31/04                    $14.27      (2.41)%       2.51%       2.51%         11.83%          74%         $ 1,869
 Year ended 12/31/03                    $12.76      (2.12)%       2.22%       2.22%         43.05%          62%         $ 2,291
 Year ended 12/31/02                    $ 8.92      (2.04)%       2.36%       2.36%        (27.95)%(2)     104%         $ 2,851
 Year ended 12/31/01                    $12.38      (1.42)%       1.89%       1.89%        (12.63)%         86%         $ 5,040
 Year ended 12/31/00                    $14.17      (0.65)%       1.57%       1.57%        (27.04)%        112%         $ 6,574

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
================================================================================

9.   FINANCIAL HIGHLIGHTS (CONTINUED) -- OPPORTUNITY FUND
The financial highlights table is intended to help you understand the Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except where indicated otherwise, this information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                                       Net Realized
                                          Beginning                         and                     Distributions
                                          Net Asset        Net          Unrealized     Total from     from Net
                                          Value Per     Investment    Gain (Loss) on   Investment     Realized
                                            Share     Income (Loss)     Investments    Operations       Gains
                                         ----------- --------------- ---------------- ------------ --------------
OPPORTUNITY FUND
Class A
 Six months ended 06/30/05 (unaudited)     $12.71         (0.17)           (0.03)         (0.20)           --
 Year ended 12/31/04                       $11.21         (0.27)            1.77           1.50            --
 Year ended 12/31/03                       $ 7.84         (0.02)            3.39           3.37            --
 Year ended 12/31/02                       $11.73         (0.10)           (3.79)         (3.89)           --
 Year ended 12/31/01                       $16.84         (0.26)           (4.85)         (5.11)           --
 Year ended 12/31/00                       $21.42         (0.35)           (2.11)         (2.46)        (2.12)
Class B
 Six months ended 06/30/05 (unaudited)     $11.96         (0.20)           (0.04)         (0.24)           --
 Year ended 12/31/04                       $10.63         (0.34)            1.67           1.33            --
 Year ended 12/31/03                       $ 7.49         (0.09)            3.23           3.14            --
 Year ended 12/31/02                       $11.29         (0.16)           (3.64)         (3.80)           --
 Year ended 12/31/01                       $16.34         (0.35)           (4.70)         (5.05)           --
 Year ended 12/31/00                       $21.00         (0.50)           (2.04)         (2.54)        (2.12)
Class C
 Six months ended 06/30/05 (unaudited)     $11.92         (0.20)           (0.04)         (0.24)           --
 Year ended 12/31/04                       $10.59         (0.33)            1.66           1.33            --
 Year ended 12/31/03                       $ 7.46         (0.09)            3.22           3.13            --
 Year ended 12/31/02                       $11.25         (0.16)           (3.63)         (3.79)           --
 Year ended 12/31/01                       $16.28         (0.35)           (4.68)         (5.03)           --
 Year ended 12/31/00                       $20.93         (0.50)           (2.03)         (2.53)        (2.12)
Class I
 Six months ended 06/30/05 (unaudited)     $12.98         (0.15)           (0.04)         (0.19)           --
 Year ended 12/31/04                       $11.42         (0.24)            1.80           1.56            --
 Year ended 12/31/03                       $ 7.97           0.01            3.44           3.45            --
 Year ended 12/31/02                       $11.89         (0.08)           (3.84)         (3.92)           --
 Year ended 12/31/01                       $17.03         (0.23)           (4.91)         (5.14)           --
 Year ended 12/31/00                       $21.58         (0.29)           (2.14)         (2.43)        (2.12)

(1) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.
(2) During the year ended December 31, 2002, the Adviser reimbursed a fixed dollar amount of the Opportunity Fund to address investment trade allocations. The reimbursement was funded by waiving receipt of a fixed dollar amount of investment advisory fees otherwise due to the Adviser under the investment advisory agreements. Had each Fund not received this reimbursement, total return figures would have been lower by 0.28% for the Opportunity Fund.
(3)  Adjusted to an annual basis.
(4)  Including interest expense and dividends on short sale positions.

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
================================================================================

                                                      Ratio to Average Net Assets
                                                  ------------------------------------
                                        Ending
                                      Net Asset       Net                                               Portfolio    Net Assets at
                                      Value Per    Investment      Net        Gross         Total        Turnover    End of Period
                                        Share     Income (Loss)  Expenses   Expenses(4)    Return(1)       Rate      (in thousands)
-----------------------------------------------------------------------------------------------------------------------------------
OPPORTUNITY FUND
Class A
 Six months ended 06/30/05 (unaudited)  $12.51      (2.71)%(3)    3.27%(3)    3.27%(3)      (1.57)%        172%         $ 6,674
 Year ended 12/31/04                    $12.71      (2.32)%       2.88%       3.21%         13.38%         248%         $ 8,482
 Year ended 12/31/03                    $11.21      (0.16)%       2.62%       2.67%         42.98%         147%         $13,818
 Year ended 12/31/02                    $ 7.84      (1.14)%       2.83%       3.13%        (33.16)%(2)     302%         $10,018
 Year ended 12/31/01                    $11.73      (1.95)%       2.26%       2.76%        (30.34)%        192%         $26,057
 Year ended 12/31/00                    $16.84      (1.56)%       2.07%       2.19%        (11.70)%        286%         $55,499
Class B
 Six months ended 06/30/05 (unaudited)  $11.72      (3.46)%(3)    4.02%(3)    4.02%(3)      (2.01)%        172%         $ 9,863
 Year ended 12/31/04                    $11.96      (3.07)%       3.63%       3.96%         12.51%         248%         $13,516
 Year ended 12/31/03                    $10.63      (0.91)%       3.37%       3.42%         41.92%         147%         $15,557
 Year ended 12/31/02                    $ 7.49      (1.89)%       3.58%       3.88%        (33.66)%(2)     302%         $12,246
 Year ended 12/31/01                    $11.29      (2.70)%       3.01%       3.51%        (30.91)%        192%         $26,266
 Year ended 12/31/00                    $16.34      (2.31)%       2.82%       2.94%        (12.31)%        286%         $37,654
Class C
 Six months ended 06/30/05 (unaudited)  $11.68      (3.46)%(3)    4.02%(3)    4.02%(3)      (2.01)%        172%         $ 4,716
 Year ended 12/31/04                    $11.92      (3.07)%       3.63%       3.96%         12.56%         248%         $ 5,694
 Year ended 12/31/03                    $10.59      (0.91)%       3.37%       3.42%         41.96%         147%         $ 7,604
 Year ended 12/31/02                    $ 7.46      (1.89)%       3.58%       3.88%        (33.69)%(2)     302%         $ 6,444
 Year ended 12/31/01                    $11.25      (2.70)%       3.01%       3.51%        (30.90)%        192%         $17,467
 Year ended 12/31/00                    $16.28      (2.31)%       2.82%       2.94%        (12.31)%        286%         $27,188
Class I
 Six months ended 06/30/05 (unaudited)  $12.79      (2.46)%(3)    3.02%(3)    3.02%(3)      (1.46)%        172%         $ 7,850
 Year ended 12/31/04                    $12.98      (2.07)%       2.63%       2.96%         13.66%         248%         $ 9,545
 Year ended 12/31/03                    $11.42       0.09%        2.37%       2.42%         43.29%         147%         $10,881
 Year ended 12/31/02                    $ 7.97      (0.89)%       2.58%       2.88%        (32.97)%(2)     302%         $ 8,561
 Year ended 12/31/01                    $11.89      (1.70)%       2.01%       2.51%        (30.18)%        192%         $13,222
 Year ended 12/31/00                    $17.03      (1.31)%       1.82%       1.94%        (11.48)%        286%         $19,603

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
================================================================================

9.   FINANCIAL HIGHLIGHTS (CONTINUED) -- TWENTY-FIVE FUND
The financial highlights table is intended to help you understand the Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except where indicated otherwise, this information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                                       Net Realized
                                          Beginning                         and                     Distributions
                                          Net Asset        Net          Unrealized     Total from     from Net
                                          Value Per     Investment    Gain (Loss) on   Investment     Realized
                                            Share     Income (Loss)     Investments    Operations       Gains
-----------------------------------------------------------------------------------------------------------------
TWENTY-FIVE FUND
Class A
 Six months ended 06/30/05 (unaudited)     $ 8.39         (0.14)           (0.18)         (0.32)           --
 Year ended 12/31/04                       $ 7.96         (0.23)            0.66           0.43            --
 Year ended 12/31/03                       $ 6.62         (0.17)            1.51           1.34            --
 Year ended 12/31/02                       $10.01         (0.16)           (3.23)         (3.39)           --
 Year ended 12/31/01                       $17.05         (0.19)           (3.81)         (4.00)        (3.04)
 Year ended 12/31/00                       $22.74         (0.45)           (3.91)         (4.36)        (1.33)
Class B
 Six months ended 06/30/05 (unaudited)     $ 7.84         (0.16)           (0.17)         (0.33)           --
 Year ended 12/31/04                       $ 7.50         (0.27)            0.61           0.34            --
 Year ended 12/31/03                       $ 6.28         (0.22)            1.44           1.22            --
 Year ended 12/31/02                       $ 9.56         (0.21)           (3.07)         (3.28)           --
 Year ended 12/31/01                       $16.59         (0.29)           (3.70)         (3.99)        (3.04)
 Year ended 12/31/00                       $22.34         (0.61)           (3.81)         (4.42)        (1.33)
Class C
 Six months ended 06/30/05 (unaudited)     $ 7.90         (0.16)           (0.17)         (0.33)           --
 Year ended 12/31/04                       $ 7.55         (0.28)            0.63           0.35            --
 Year ended 12/31/03                       $ 6.33         (0.22)            1.44           1.22            --
 Year ended 12/31/02                       $ 9.63         (0.21)           (3.09)         (3.30)           --
 Year ended 12/31/01                       $16.69         (0.29)           (3.73)         (4.02)        (3.04)
 Year ended 12/31/00                       $22.48         (0.61)           (3.85)         (4.46)        (1.33)
Class I
 Six months ended 06/30/05 (unaudited)     $ 8.57         (0.13)           (0.19)         (0.32)           --
 Year ended 12/31/04                       $ 8.11         (0.22)            0.68           0.46            --
 Year ended 12/31/03                       $ 6.73         (0.16)            1.54           1.38            --
 Year ended 12/31/02                       $10.14         (0.14)           (3.27)         (3.41)           --
 Year ended 12/31/01                       $17.17         (0.15)           (3.84)         (3.99)        (3.04)
 Year ended 12/31/00                       $22.82         (0.40)           (3.92)         (4.32)        (1.33)

(1) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.
(2) During the year ended December 31, 2002, the Adviser reimbursed a fixed dollar amount to the Twenty--Five Fund to address investment trade allocations. advisory agreements. Had each Fund not received this reimbursement, total return figures would have been lower by 1.28% for the Twenty--Five Fund.
(3)  Adjusted to an annual basis.
(4)  Including interest expense and dividends on short sale positions.

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
================================================================================

                                                       Ratio to Average Net Assets
                                                  -------------------------------------
                                        Ending
                                      Net Asset       Net                                               Portfolio    Net Assets at
                                      Value Per    Investment       Net      Gross          Total        Turnover    End of Period
                                        Share     Income (Loss)   Expenses  Expenses(4)    Return(1)       Rate      (in thousands)
-----------------------------------------------------------------------------------------------------------------------------------
TWENTY-FIVE FUND
Class A
 Six months ended 06/30/05 (unaudited)  $ 8.07      (3.41)%(3)    4.10%(3)    4.10%(3)      (3.81)%        160%         $ 1,229
 Year ended 12/31/04                    $ 8.39      (2.94)%       3.58%       3.60%          5.40%         212%         $ 1,518
 Year ended 12/31/03                    $ 7.96      (2.28)%       3.48%        N/A          20.24%         122%         $ 2,081
 Year ended 12/31/02                    $ 6.62      (2.07)%       3.51%       3.54%        (33.87)%(2)     178%         $ 2,611
 Year ended 12/31/01                    $10.01      (1.33)%       2.61%       2.66%        (22.85)%        121%         $ 6,525
 Year ended 12/31/00                    $17.05      (2.04)%       2.15%       2.43%        (19.29)%        115%         $15,353
Class B
 Six months ended 06/30/05 (unaudited)  $ 7.51      (4.16)%(3)    4.85%(3)    4.85%(3)      (4.21)%        160%         $ 2,038
 Year ended 12/31/04                    $ 7.84      (3.69)%       4.33%       4.35%          4.53%         212%         $ 2,863
 Year ended 12/31/03                    $ 7.50      (3.03)%       4.23%        N/A          19.43%         122%         $ 4,389
 Year ended 12/31/02                    $ 6.28      (2.82)%       4.26%       4.29%        (34.31)%(2)     178%         $ 4,578
 Year ended 12/31/01                    $ 9.56      (2.08)%       3.36%       3.41%        (23.43)%        121%         $10,152
 Year ended 12/31/00                    $16.59      (2.79)%       2.90%       3.18%        (19.91)%        115%         $16,690
Class C
 Six months ended 06/30/05 (unaudited)  $ 7.57      (4.16)%(3)    4.85%(3)    4.85%(3)      (4.18)%        160%         $   878
 Year ended 12/31/04                    $ 7.90      (3.69)%       4.33%       4.35%          4.64%         212%         $ 1,125
 Year ended 12/31/03                    $ 7.55      (3.03)%       4.23%        N/A          19.27%         122%         $ 1,871
 Year ended 12/31/02                    $ 6.33      (2.82)%       4.26%       4.29%        (34.27)%(2)     178%         $ 2,308
 Year ended 12/31/01                    $ 9.63      (2.08)%       3.36%       3.41%        (23.48)%        121%         $ 5,380
 Year ended 12/31/00                    $16.69      (2.79)%       2.90%       3.18%        (19.96)%        115%         $11,088
Class I
 Six months ended 06/30/05 (unaudited)  $ 8.25      (3.16)%(3)    3.85%(3)    3.85%(3)      (3.73)%        160%         $ 2,671
 Year ended 12/31/04                    $ 8.57      (2.69)%       3.33%       3.35%          5.67%         212%         $ 2,775
 Year ended 12/31/03                    $ 8.11      (2.03)%       3.23%        N/A          20.51%         122%         $ 2,721
 Year ended 12/31/02                    $ 6.73      (1.82)%       3.26%       3.29%        (33.63)%(2)     178%         $ 2,914
 Year ended 12/31/01                    $10.14      (1.08)%       2.36%       2.41%        (22.64)%        121%         $ 4,663
 Year ended 12/31/00                    $17.17      (1.79)%       1.90%       2.18%        (19.05)%        115%         $ 7,300

================================================================================
NOTES TO FINANCIAL STATEMENTS (concluded)
================================================================================

9.   FINANCIAL HIGHLIGHTS (CONCLUDED) -- MID-CAP GROWTH FUND
The financial highlights table is intended to help you understand the Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except where indicated otherwise, this information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                                       Net Realized
                                        Beginning                           and                     Distributions
                                        Net Asset        Net            Unrealized     Total from     from Net
                                        Value Per     Investment      Gain (Loss) on   Investment     Realized
                                          Share     Income (Loss)       Investments    Operations       Gains
-----------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH FUND
Class A
 Six months ended 06/30/05 (unaudited)    $ 8.18         (0.23)           (0.14)         (0.37)           --
 Year ended 12/31/04                      $ 8.06         (0.28)            0.40           0.12            --
 Year ended 12/31/03                      $ 5.87         (0.28)            2.47           2.19            --
 Year ended 12/31/02                      $ 8.26         (0.24)           (2.15)         (2.39)           --
 Year ended 12/31/01                      $10.65         (0.21)           (2.06)         (2.27)        (0.12)
 Period from 06/30/00 * to 12/31/00       $10.00          0.01             0.95           0.96         (0.31)
Class B
 Six months ended 06/30/05 (unaudited)    $ 7.92         (0.25)           (0.14)         (0.39)           --
 Year ended 12/31/04                      $ 7.85         (0.33)            0.40           0.07            --
 Year ended 12/31/03                      $ 5.76         (0.33)            2.42           2.09            --
 Year ended 12/31/02                      $ 8.16         (0.29)           (2.11)         (2.40)           --
 Year ended 12/31/01                      $10.61         (0.27)           (2.06)         (2.33)        (0.12)
 Period from 06/30/00 * to 12/31/00       $10.00         (0.03)            0.95           0.92         (0.31)
Class C
 Six months ended 06/30/05 (unaudited)    $ 7.91         (0.25)           (0.13)         (0.38)           --
 Year ended 12/31/04                      $ 7.84         (0.33)            0.40           0.07            --
 Year ended 12/31/03                      $ 5.76         (0.33)            2.41           2.08            --
 Year ended 12/31/02                      $ 8.16         (0.29)           (2.11)         (2.40)           --
 Year ended 12/31/01                      $10.60         (0.27)           (2.05)         (2.32)        (0.12)
 Period from 06/30/00 * to 12/31/00       $10.00         (0.03)            0.94           0.91         (0.31)
Class I
 Six months ended 06/30/05 (unaudited)    $ 8.29         (0.22)           (0.14)         (0.36)           --
 Year ended 12/31/04                      $ 8.14         (0.27)            0.42           0.15            --
 Year ended 12/31/03                      $ 5.91         (0.26)            2.49           2.23            --
 Year ended 12/31/02                      $ 8.30         (0.23)           (2.16)         (2.39)           --
 Year ended 12/31/01                      $10.66         (0.19)           (2.05)         (2.24)        (0.12)
 Period from 06/30/00 * to 12/31/00       $10.00          0.02             0.95           0.97         (0.31)

* Commencement of operations.
(1)  Excluding interest expense, net of reimbursement.
(2)  Excluding interest expense, before reimbursement.
(3)  Including interest expense, before reimbursement.
(4) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.
(5)  Adjusted to an annual basis.

================================================================================
NOTES TO FINANCIAL STATEMENTS (concluded)
================================================================================

                                                  Ratio to Average Net Assets
                                         -----------------------------------------------
                                                                                 Gross
                               Ending       Net                                Expenses
                              Net Asset  Investment                            Including               Portfolio   Net Assets at
                              Value Per    Income        Net        Gross       Interest    Total       Turnover   End of Period
                                Share      (Loss)     Expenses(1) Expenses(2)  Expense(3)  Return(4)     Rate     (in thousands)
--------------------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH FUND
Class A
 Six months ended 06/30/05
   (unaudited)                 $ 7.81      (6.03)%(5)    6.18%(5)    6.18%(5)   6.23%(5)    (4.52)%       55%        $   771
 Year ended 12/31/04           $ 8.18      (3.56)%       3.66%       3.66%      3.68%        1.49%       120%        $ 1,127
 Year ended 12/31/03           $ 8.06      (3.93)%       4.24%       4.24%       N/A        37.31%       156%        $ 3,788
 Year ended 12/31/02           $ 5.87      (3.47)%       4.13%       4.13%       N/A       (28.93)%      276%        $ 3,412
 Year ended 12/31/01           $ 8.26      (2.45)%       3.20%       3.20%      3.23%      (21.27)%      213%        $ 6,405
 Period from 06/30/00 * to
   12/31/00                    $10.65       0.18%(5)     2.31%(5)    3.35%(5)    N/A         9.67%       164%        $19,581
Class B
 Six months ended 06/30/05
   (unaudited)                 $ 7.53      (6.78)%(5)    6.93%(5)    6.93%(5)   6.98%(5)    (4.92)%       55%        $ 1,182
 Year ended 12/31/04           $ 7.92      (4.31)%       4.41%       4.41%      4.43%        0.89%       120%        $ 2,133
 Year ended 12/31/03           $ 7.85      (4.68)%       4.99%       4.99%       N/A        36.28%       156%        $ 2,888
 Year ended 12/31/02           $ 5.76      (4.22)%       4.88%       4.88%       N/A       (29.41)%      276%        $ 2,500
 Year ended 12/31/01           $ 8.16      (3.20)%       3.95%       3.95%      3.98%      (21.92)%      213%        $ 3,998
 Period from 06/30/00 * to
   12/31/00                    $10.61      (0.57)%(5)    3.06%(5)    4.10%(5)    N/A         9.27%       164%        $ 5,054
Class C
 Six months ended 06/30/05
   (unaudited)                 $ 7.53      (6.78)%(5)    6.93%(5)    6.93%(5)   6.98%(5)    (4.80)%       55%        $   202
 Year ended 12/31/04           $ 7.91      (4.31)%       4.41%       4.41%      4.43%        0.89%       120%        $   284
 Year ended 12/31/03           $ 7.84      (4.68)%       4.99%       4.99%       N/A        36.11%       156%        $   532
 Year ended 12/31/02           $ 5.76      (4.22)%       4.88%       4.88%       N/A       (29.41)%      276%        $   539
 Year ended 12/31/01           $ 8.16      (3.20)%       3.95%       3.95%      3.98%      (21.84)%      213%        $ 1,397
 Period from 06/30/00 * to
   12/31/00                    $10.60      (0.57)%(5)    3.06%(5)    4.10%(5)    N/A         9.17%       164%        $ 3,540
Class I
 Six months ended 06/30/05
   (unaudited)                 $ 7.93      (5.78)%(5)    5.93%(5)    5.93%(5)   5.98%(5)    (4.34)%       55%        $    60
 Year ended 12/31/04           $ 8.29      (3.31)%       3.41%       3.41%      3.43%        1.84%       120%        $    90
 Year ended 12/31/03           $ 8.14      (3.68)%       3.99%       3.99%       N/A        37.73%       156%        $   129
 Year ended 12/31/02           $ 5.91      (3.22)%       3.88%       3.88%       N/A       (28.80)%      276%        $   139
 Year ended 12/31/01           $ 8.30      (2.20)%       2.95%       2.95%      2.98%      (20.97)%      213%        $   208
 Period from 06/30/00 * to
   12/31/00                    $10.66       0.43%(5)     2.06%(5)    3.10%(5)    N/A         9.77%       164%        $   594

================================================================================
EXPENSE EXAMPLE -- JUNE 30, 2005 (unaudited)
================================================================================

     As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares (2) ongoing costs, including management fees; service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES
     The first line of each Fund share class in the table below provides information about actual account values and actual expenses. You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six--month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account. The example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
     The second set of lines within the table below provide information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                            Beginning           Ending          Expenses Paid
                                                          Account Value     Account Value     During Period(1)      Annualized
                                                              1/1/05           6/30/05        1/1/05 - 6/30/05     Expense Ratio
                                                         -----------------------------------------------------------------------
Growth Fund
 Class A -- Actual                                        $   1,000.00       $   987.10          $   16.01            3.25%
 Class A -- Hypothetical (5% return before expenses)          1,000.00         1,008.68              16.19            3.25
 Class B -- Actual                                            1,000.00           982.60              19.66            4.00
 Class B -- Hypothetical (5% return before expenses)          1,000.00         1,004.96              19.88            4.00
 Class C -- Actual                                            1,000.00           984.30              19.68            4.00
 Class C -- Hypothetical (5% return before expenses)          1,000.00         1,004.96              19.88            4.00
 Class I -- Actual                                            1,000.00           988.90              14.79            3.00
 Class I -- Hypothetical (5% return before expenses)          1,000.00         1,009.92              14.95            3.00

================================================================================
EXPENSE EXAMPLE -- JUNE 30, 2005 (unaudited) (concluded)
================================================================================

                                                            Beginning           Ending          Expenses Paid
                                                          Account Value     Account Value     During Period(1)      Annualized
                                                              1/1/05           6/30/05        1/1/05 - 6/30/05     Expense Ratio
                                                         -----------------------------------------------------------------------
U.S. Emerging Fund
 Class A -- Actual                                         $  1,000.00        $  894.00           $  14.89            3.17%
 Class A -- Hypothetical (5% return before expenses)          1,000.00         1,009.97              15.79            3.17
 Class B -- Actual                                            1,000.00           890.20              18.37            3.92
 Class B -- Hypothetical (5% return before expenses)          1,000.00         1,005.36              19.49            3.92
 Class C -- Actual                                            1,000.00           890.10              18.37            3.92
 Class C -- Hypothetical (5% return before expenses)          1,000.00         1,005.36              19.49            3.92
 Class I -- Actual                                            1,000.00           895.60              13.72            2.92
 Class I -- Hypothetical (5% return before expenses)          1,000.00         1,010.31              14.55            2.92

Opportunity Fund
 Class A -- Actual                                            1,000.00           984.30              16.09            3.27
 Class A -- Hypothetical (5% return before expenses)          1,000.00         1,008.58              16.29            3.27
 Class B -- Actual                                            1,000.00           979.90              19.73            4.02
 Class B -- Hypothetical (5% return before expenses)          1,000.00         1,004.86              19.98            4.02
 Class C -- Actual                                            1,000.00           979.90              19.73            4.02
 Class C -- Hypothetical (5% return before expenses)          1,000.00         1,004.86              19.98            4.02
 Class I -- Actual                                            1,000.00           985.40              14.87            3.02
 Class I -- Hypothetical (5% return before expenses)          1,000.00         1,009.82              15.05            3.02

Twenty-Five Fund
 Class A -- Actual                                            1,000.00           961.90              19.94            4.10
 Class A -- Hypothetical (5% return before expenses)          1,000.00         1,004.46              20.38            4.10
 Class B -- Actual                                            1,000.00           957.90              23.54            4.85
 Class B -- Hypothetical (5% return before expenses)          1,000.00         1,000.74              24.06            4.85
 Class C -- Actual                                            1,000.00           958.20              23.55            4.85
 Class C -- Hypothetical (5% return before expenses)          1,000.00         1,000.74              24.06            4.85
 Class I -- Actual                                            1,000.00           962.70              18.74            3.85
 Class I -- Hypothetical (5% return before expenses)          1,000.00         1,005.70              19.15            3.85

Mid-Cap Growth Fund
 Class A -- Actual                                            1,000.00           954.80              30.20            6.23
 Class A -- Hypothetical (5% return before expenses)          1,000.00           993.90              30.80            6.23
 Class B -- Actual                                            1,000.00           950.80              33.76            6.98
 Class B -- Hypothetical (5% return before expenses)          1,000.00           990.18              34.44            6.98
 Class C -- Actual                                            1,000.00           952.00              33.78            6.98
 Class C -- Hypothetical (5% return before expenses)          1,000.00           990.18              34.44            6.98
 Class I -- Actual                                            1,000.00           956.60              29.01            5.98
 Class I -- Hypothetical (5% return before expenses)          1,000.00           995.14              29.58            5.98

(1) Expenses are equal to the Growth Fund's, U.S. Emerging Fund's, Opportunity Fund's, Twenty-Five Fund's and Mid-Cap Growth Fund's expense ratios, including interest expense, multiplied by the average account value over the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

                              INVESTMENT ADVISER
                            Jundt Associates, Inc.
                              301 Carlson Parkway
                                   Suite 120
                             Minnetonka, MN 55305

                                  DISTRIBUTOR
                         U.S. Growth Investments, Inc.
                              301 Carlson Parkway
                                   Suite 120
                             Minnetonka, MN 55305

                                 ADMINISTRATOR
                        U.S. Bancorp Fund Services, LLC
                      615 East Michigan Street, 3rd Floor
                        Milwaukee, Wisconsin 53202-5207

                                TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                      615 East Michigan Street, 3rd Floor
                        Milwaukee, Wisconsin 53202-5207

                                   CUSTODIAN
                                U.S. Bank, N.A.
                               625 Walnut Street
                             Cincinnati, OH 45202

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                   KPMG LLP
                            4200 Wells Fargo Center
                            90 South Seventh Street
                             Minneapolis, MN 55402

                                 LEGAL COUNSEL
                              Faegre & Benson LLP
                            2200 Wells Fargo Center
                            90 South Seventh Street
                             Minneapolis, MN 55402

FOR MORE INFORMATION CONCERNING EACH FUND (INCLUDING FEES, EXPENSES AND RISKS ASSOCIATED WITH AN INVESTMENT IN EACH FUND), CONTACT THE FUND AT 1-800-370-0612 OR YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE INVESTING. PAST PERFORMANCE SHOWN IN THIS REPORT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

CERTAIN PERFORMANCE INFORMATION CONTAINED HEREIN RELATING TO JUNDT GROWTH FUND, JUNDT U.S. EMERGING GROWTH FUND, JUNDT OPPORTUNITY FUND, JUNDT TWENTY-FIVE FUND AND JUNDT MID-CAP GROWTH FUND REFLECTS THE REIMBURSEMENT AND/OR WAIVER BY JUNDT ASSOCIATES, INC., EACH FUND'S INVESTMENT ADVISER, OF CERTAIN FEES AND EXPENSES.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY THE FUNDS' CURRENT PROSPECTUS.

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT THE FUNDS' OFFICERS AND DIRECTORS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST BY CALLING 1-800-370-0612.

A DESCRIPTION OF THE POLICIES AND PROCEDURES THAT THE FUNDS USE TO DETERMINE HOW TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1-800-370-0612. A COPY OF THE FUNDS' PROXY VOTING RECORDS MAY ALSO BE OBTAINED, WITHOUT CHARGE, ON THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV OR UPON REQUEST, BY CALLING 1-800-370-0612.

THE FUNDS FILE A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. FORMS N-Q ARE AVAILABLE FREE OF CHARGE ON THE SEC WEBSITE (WWW.SEC.GOV) OR UPON REQUEST BY CALLING 1-800-370-0612. THE FORMS N-Q MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC (1-800-SEC-0330).

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President and Treasurer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed summarized, and reported timely.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

(a) (1) ANY CODE OF ETHICS OR AMENDMENT THERETO, THAT IS SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY ITEM 2 REQUIREMENTS THROUGH FILING AN EXHIBIT. Not Applicable.

     (2) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

     (3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23C-1 UNDER THE ACT SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS. Not applicable to open-end investment companies.

(B) CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  The Jundt Growth Fund, Inc.
                       --------------------------------------------------------

         By (Signature and Title) /s/ James R. Jundt
                                  ---------------------------------------------
                                  James R. Jundt, Chairman of the Board

         Date   8/26/2005
                -----------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title) /s/ Marcus E. Jundt
                                  ---------------------------------------------
                                  Marcus E. Jundt, President

         Date   8/26/2005
                -----------------------------

         By (Signature and Title) /s/ Gerald M. Fitterer
                                  ---------------------------------------------
                                  Gerald M. Fitterer, Treasurer

         Date   8/26/2005
                -----------------------------